Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 41.3%
		Communication Services: 3.0%
1,578	(1)	Alphabet, Inc. - Class A	$4,388,970	1.2
13,554		AT&T, Inc.	320,281	0.1
2,892	(2)	Auto Trader Group PLC	23,874	0.0
1,046	(1)	Charter Communications, Inc.	570,614	0.2
21,423		Comcast Corp. – Class A	1,003,025	0.3
7,880		Deutsche Telekom AG	146,759	0.1
1,306		Electronic Arts, Inc.	165,222	0.0
2,851		Interpublic Group of Cos., Inc.	101,068	0.0
8,586	(1)	Iridium Communications, Inc.	346,188	0.1
500		Konami Holdings Corp.	31,538	0.0
1,800	(1)	Live Nation Entertainment, Inc.	211,752	0.1
5,247	(1)	Meta Platforms, Inc.	1,166,723	0.3
1,041	(1)	NetFlix, Inc.	389,948	0.1
2,454		New York Times Co.	112,491	0.0
9,932		News Corp - Class A	219,994	0.1
200		Nintendo Co., Ltd.	100,952	0.0
7,100	(3)	Nippon Telegraph & Telephone Corp.	206,283	0.1
5,164		Orange SA	61,149	0.0
1,369		Paramount Global - Class B	51,762	0.0
2,609	(1)	Pinterest, Inc.	64,208	0.0
1,379		Publicis Groupe	83,697	0.0
1,582	(2)	Scout24 SE	90,194	0.0
586	(1)	Sea Ltd. ADR	70,197	0.0
25,209		Spark New Zealand Ltd.	79,777	0.0
1,139	(1)	Spotify Technology SA	172,012	0.1
3,896		Tele2 AB	58,891	0.0
88,297		Telecom Italia S.p.A. - TIT	32,416	0.0
8,602		Telstra Corp., Ltd.	25,414	0.0
3,374		Vivendi SE	44,080	0.0
166,563		Vodafone Group PLC	273,127	0.1
445	(1)	Walt Disney Co.	61,036	0.0
9,473		WPP PLC	123,983	0.1
1,094	(1)	Yelp, Inc.	37,316	0.0
			10,834,941	3.0

		Consumer Discretionary: 4.7%
1,072		Adidas AG	249,805	0.1
561	(1)	Airbnb, Inc.	96,357	0.0
1,051	(1)	Amazon.com, Inc.	3,426,207	1.0
1,646	(3)	American Eagle Outfitters, Inc.	27,653	0.0
1,354	(1)	Aptiv PLC	162,087	0.1
4,301		Aristocrat Leisure Ltd.	116,738	0.0
2,821	(1)	Autonation, Inc.	280,915	0.1
249	(1)	Autozone, Inc.	509,100	0.2
4,966		Barratt Developments PLC	33,807	0.0
70	(1)	Booking Holdings, Inc.	164,391	0.1
3,864		BorgWarner, Inc.	150,310	0.1
4,981		Boyd Gaming Corp.	327,650	0.1
753		Brunswick Corp.	60,910	0.0
855		Burberry Group PLC	18,664	0.0
1,142	(1)	Carmax, Inc.	110,180	0.0
241		Carter's, Inc.	22,170	0.0
7,200		Chow Tai Fook Jewellery Group Ltd.	13,004	0.0
956		Cie Financiere Richemont SA	121,178	0.1
1,235		Cie Generale des Etablissements Michelin SCA	167,363	0.1
147		Columbia Sportswear Co.	13,308	0.0
1,567	(1)	CROCS, Inc.	119,719	0.0
9,160		Dana, Inc.	160,941	0.1
188	(1)	Deckers Outdoor Corp.	51,469	0.0
2,379	(3)	Dick's Sporting Goods, Inc.	237,948	0.1
195		Domino's Pizza, Inc.	79,367	0.0
1,835	(3)	Electrolux AB	27,768	0.0
132	(2)	Evolution AB	13,429	0.0
58	(1)	Five Below, Inc.	9,185	0.0
300	(1),(3)	Fiverr International Ltd.	22,821	0.0
22,790		Ford Motor Co.	385,379	0.1
260	(1)	Fox Factory Holding Corp.	25,467	0.0
170	(1),(3)	GameStop Corp.	28,319	0.0
4,812	(1)	General Motors Co.	210,477	0.1
6,048		Gentex Corp.	176,420	0.1
24,000		Genting Singapore Ltd.	14,345	0.0
3,905		Genuine Parts Co.	492,108	0.1
3,168	(1)	Goodyear Tire & Rubber Co.	45,271	0.0
4,809		H & M Hennes & Mauritz AB	64,574	0.0
1,032		Harley-Davidson, Inc.	40,661	0.0
1,615		Home Depot, Inc.	483,418	0.1
1,600	(3)	Iida Group Holdings Co. Ltd.	27,585	0.0
1,100		Isuzu Motors Ltd.	14,210	0.0
29,566		JD Sports Fashion PLC	56,971	0.0
397	(1),(2)	Just Eat Takeaway.com NV	13,315	0.0
91		Kering SA	57,451	0.0
654		Kohl's Corp.	39,541	0.0
400		Koito Manufacturing Co., Ltd.	16,188	0.0
2,855	(2)	La Francaise des Jeux SAEM	113,266	0.0
414		Lear Corp.	59,032	0.0
753		Lennar Corp. - Class A	61,121	0.0
302		Lithia Motors, Inc.	90,636	0.0
8,355		LKQ Corp.	379,401	0.1
407		Lowe's Cos, Inc.	82,291	0.0
464		LVMH Moet Hennessy Louis Vuitton SE	331,205	0.1
1,903		Macy's, Inc.	46,357	0.0
356		Marriott Vacations Worldwide Corp.	56,141	0.0
2,581	(1)	Mattel, Inc.	57,324	0.0
2,100		Mazda Motor Corp.	15,436	0.0
216		McDonald's Corp.	53,412	0.0
600	(1)	Mercari, Inc.	15,488	0.0
244		Mercedes-Benz Group AG	17,126	0.0
1,626		MGM Resorts International	68,194	0.0
6,171		Nike, Inc. - Class B	830,370	0.2
45	(1)	NVR, Inc.	201,027	0.1
200	(1),(3)	Ollie's Bargain Outlet Holdings, Inc.	8,592	0.0
400		Open House Group Co. Ltd.	17,701	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

2,500		Panasonic Corp.	24,280	0.0
2,010		Pandora A/S	191,481	0.1
76		Penske Auto Group, Inc.	7,123	0.0
4,207		Persimmon PLC	117,970	0.0
175		Puma SE	14,882	0.0
946		PVH Corp.	72,473	0.0
1,745	(1)	Renault S.A.	45,615	0.0
46	(1),(3)	RH	15,000	0.0
1,998	(1)	Scientific Games Corp.	117,382	0.0
423		SEB SA	58,992	0.0
6,500		Sekisui House Ltd.	125,731	0.1
1,133		Service Corp. International	74,574	0.0
1,200		Sony Group Corp.	123,451	0.1
2,945		Starbucks Corp.	267,907	0.1
1,400		Subaru Corp.	22,236	0.0
500		Suzuki Motor Corp.	17,135	0.0
5,925		TABCORP Holdings Ltd.	23,606	0.0
235		Target Corp.	49,872	0.0
7,411	(1)	Taylor Morrison Home Corp.	201,727	0.1
46,519		Taylor Wimpey PLC	79,218	0.0
605		Tempur Sealy International, Inc.	16,892	0.0
2,252	(1)	Tesla, Inc.	2,426,755	0.7
526		Texas Roadhouse, Inc.	44,042	0.0
165	(3)	Thor Industries, Inc.	12,985	0.0
1,077		Toll Brothers, Inc.	50,641	0.0
169	(1)	TopBuild Corp.	30,655	0.0
6,500	(3)	Toyota Motor Corp.	117,247	0.0
617		Travel + Leisure Co.	35,749	0.0
13,658	(1)	Tri Pointe Homes, Inc.	274,253	0.1
4,260	(1)	Under Armour, Inc. - Class A	72,505	0.0
2,009		Wendy's Company	44,138	0.0
40		Whirlpool Corp.	6,911	0.0
456		Williams-Sonoma, Inc.	66,120	0.0
1,942		Wyndham Hotels & Resorts, Inc.	164,468	0.1
1,820	(1)	YETI Holdings, Inc.	109,164	0.0
2,169		Yum! Brands, Inc.	257,092	0.1
1,035	(1),(2)	Zalando SE	52,407	0.0
			16,922,943	4.7

		Consumer Staples: 2.6%
2,200		Ajinomoto Co., Inc.	62,442	0.0
2,483		Altria Group, Inc.	129,737	0.1
4,934		Archer-Daniels-Midland Co.	445,343	0.1
1,336		Beiersdorf AG	140,353	0.0
4,567	(1)	BellRing Brands, Inc.	105,406	0.0
576	(1)	BJ's Wholesale Club Holdings, Inc.	38,943	0.0
8,292		British American Tobacco PLC	348,240	0.1
10,698		Coca-Cola Co.	663,276	0.2
1,017		Coca-Cola European Partners PLC - USD	49,436	0.0
5,864		Coca-Cola HBC AG	122,299	0.0
1,852		Costco Wholesale Corp.	1,066,474	0.3
1,043	(1)	Darling Ingredients, Inc.	83,836	0.0
1,648		Davide Campari-Milano NV	19,115	0.0
308		Diageo PLC	15,623	0.0
333		Energizer Holdings, Inc.	10,243	0.0
2,001		Estee Lauder Cos., Inc.	544,912	0.2
3,439		Flowers Foods, Inc.	88,417	0.0
1,010		Heineken Holding NV	79,087	0.0
336	(1)	HelloFresh SE	15,081	0.0
3,943	(1)	Herbalife Nutrition Ltd.	119,710	0.0
24,499		J Sainsbury Plc	81,086	0.0
11,200		Japan Tobacco, Inc.	191,269	0.1
1,824		Keurig Dr Pepper, Inc.	69,130	0.0
3,800		Lawson, Inc.	145,464	0.1
874		L'Oreal S.A.	349,117	0.1
3,319	(1)	Monster Beverage Corp.	265,188	0.1
3,522		Nestle SA	457,926	0.1
1,069		Nu Skin Enterprises, Inc.	51,184	0.0
6,721		Orkla ASA	59,713	0.0
8,090		PepsiCo, Inc.	1,354,104	0.4
1,408	(1)	Performance Food Group Co.	71,681	0.0
649		Pernod Ricard SA	142,593	0.1
9,365		Philip Morris International, Inc.	879,748	0.3
6,800		Pola Orbis Holdings, Inc.	88,543	0.0
533	(1)	Post Holdings, Inc.	36,916	0.0
2,682		Procter & Gamble Co.	409,810	0.1
56		Sanderson Farms, Inc.	10,500	0.0
22,252		Swedish Match AB	167,336	0.1
1,100		Toyo Suisan Kaisha Ltd.	39,360	0.0
11,865		Treasury Wine Estates Ltd.	102,490	0.0
3,418		Tyson Foods, Inc.	306,355	0.1
631		Unilever PLC	28,519	0.0
			9,456,005	2.6

		Energy: 1.7%
8,210		Ampol Ltd.	186,514	0.1
362		APA Corp.	14,961	0.0
11,284		Baker Hughes Co.	410,850	0.1
33,141		BP PLC	162,469	0.1
2,121	(1)	ChampionX Corp.	51,922	0.0
1,258		Cheniere Energy, Inc.	174,422	0.1
1,735		Chevron Corp.	282,510	0.1
2,496	(1)	CNX Resources Corp.	51,717	0.0
8,283		ConocoPhillips	828,300	0.2
1,035		Devon Energy Corp.	61,200	0.0
4,447		ENI S.p.A.	64,852	0.0
3,624		EOG Resources, Inc.	432,090	0.1
1,719		EQT Corp.	59,151	0.0
1,982		Equinor ASA	74,001	0.0
1,347		Equitrans Midstream Corp.	11,369	0.0
6,899		Exxon Mobil Corp.	569,788	0.2
2,711		Galp Energia SGPS SA	34,275	0.0
324		HF Sinclair Corp.	12,911	0.0
354	(3)	Lundin Energy AB	14,859	0.0
6,442		Marathon Petroleum Corp.	550,791	0.2
592		NOV, Inc.	11,609	0.0
1,939		Occidental Petroleum Corp.	110,019	0.0
681		OMV AG	32,540	0.0
213		PDC Energy, Inc.	15,481	0.0
2,171	(1)	Range Resources Corp.	65,955	0.0
8,662		Repsol SA	113,466	0.0
14,902		Santos Ltd.	86,399	0.0
2,995		Schlumberger NV	123,723	0.1
8,836		Shell PLC	242,183	0.1
8,038		Targa Resources Corp.	606,628	0.2
2,222		Tenaris S.A.	33,377	0.0
1,416	(3)	TotalEnergies SE	71,649	0.0
4,477		Valero Energy Corp.	454,595	0.1
			6,016,576	1.7

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

		Financials: 5.4%
11,378		3i Group PLC	205,741	0.1
17,764		Abrdn PLC	49,741	0.0
876		Affiliated Managers Group, Inc.	123,472	0.0
6,000		AIA Group Ltd.	62,651	0.0
1,706		Aon PLC	555,525	0.2
1,170		Australia & New Zealand Banking Group Ltd.	23,974	0.0
10,152		AXA S.A.	297,195	0.1
1,123		Axis Capital Holdings Ltd.	67,908	0.0
16,958		Banco Bilbao Vizcaya Argentaria SA	96,829	0.0
5,548		Bank of America Corp.	228,689	0.1
1,706		Bank OZK	72,846	0.0
100,134		Barclays PLC	194,107	0.1
3,119	(1)	Berkshire Hathaway, Inc. – Class B	1,100,726	0.3
936		Blackrock, Inc.	715,263	0.2
4,755		BNP Paribas	271,724	0.1
22,500		BOC Hong Kong Holdings Ltd.	84,663	0.0
1,741		Capital One Financial Corp.	228,576	0.1
3,067		Charles Schwab Corp.	258,579	0.1
12,241		Citigroup, Inc.	653,669	0.2
595		Citizens Financial Group, Inc.	26,971	0.0
2,221		CNO Financial Group, Inc.	55,725	0.0
3,481	(1)	Commerzbank AG	26,452	0.0
366		Commonwealth Bank of Australia	28,823	0.0
10,951		Credit Agricole SA	130,849	0.0
2,300		Dai-ichi Life Holdings, Inc.	46,738	0.0
8,526	(1)	Deutsche Bank AG	107,379	0.0
125		Deutsche Boerse AG	22,501	0.0
2,365		Discover Financial Services	260,599	0.1
1,126		East West Bancorp, Inc.	88,976	0.0
4,011		Essent Group Ltd.	165,293	0.1
460		Evercore, Inc.	51,207	0.0
278		Everest Re Group Ltd.	83,784	0.0
473		EXOR NV	35,957	0.0
907		Factset Research Systems, Inc.	393,774	0.1
1,210		First American Financial Corp.	78,432	0.0
5,964		FNB Corp.	74,252	0.0
2,073	(3)	Gjensidige Forsikring ASA	51,405	0.0
4,958		Hancock Whitney Corp.	258,560	0.1
643		Hanover Insurance Group, Inc.	96,141	0.0
6,307		Hartford Financial Services Group, Inc.	452,906	0.1
8,382		HSBC Holdings PLC	57,254	0.0
512		Industrivarden AB-Class A	14,521	0.0
9,757		ING Groep NV	101,873	0.0
5,029		International Bancshares Corp.	212,274	0.1
1,067		Jefferies Financial Group, Inc.	35,051	0.0
3,277		JPMorgan Chase & Co.	446,721	0.1
16,409		Keycorp	367,233	0.1
441	(3)	Lazard Ltd.	15,214	0.0
7,387		Loews Corp.	478,825	0.1
1,635		Marsh & McLennan Cos., Inc.	278,637	0.1
19,270		Medibank Pvt Ltd.	44,273	0.0
6,170		Metlife, Inc.	433,628	0.1
18,736		MGIC Investment Corp.	253,873	0.1
37,500		Mitsubishi HC Capital, Inc.	174,244	0.1
7,500		Mitsubishi UFJ Financial Group, Inc.	46,359	0.0
6,579		Morgan Stanley	575,005	0.2
63,595		Natwest Group PLC	179,613	0.1
498		Navient Corp.	8,486	0.0
12,301		New Residential Investment Corp.	135,065	0.0
29,407		New York Community Bancorp., Inc.	315,243	0.1
2,106		NN Group NV	106,730	0.0
14,683		Nordea Bank Abp	151,117	0.1
14,804		Old Republic International Corp.	382,979	0.1
1,900		ORIX Corp.	37,872	0.0
9,500		Oversea-Chinese Banking Corp., Ltd.	86,183	0.0
259		PacWest Bancorp	11,171	0.0
274		Popular, Inc.	22,397	0.0
10,117	(2)	Poste Italiane SpA	114,734	0.0
318		Primerica, Inc.	43,509	0.0
896		Prosperity Bancshares, Inc.	62,164	0.0
3,185		QBE Insurance Group Ltd.	27,312	0.0
1,764		Raiffeisen International Bank Holding AG	25,044	0.0
16,542		Regions Financial Corp.	368,225	0.1
652		Reinsurance Group of America, Inc.	71,368	0.0
2,254		S&P Global, Inc.	924,546	0.3
2,571		Schroders PLC	108,263	0.0
5,767		Societe Generale	154,599	0.1
3,600		Sompo Holdings, Inc.	158,186	0.1
21,307		Standard Chartered PLC	141,436	0.0
10,293		Starwood Property Trust, Inc.	248,782	0.1
1,033		Stifel Financial Corp.	70,141	0.0
8,100		Sumitomo Mitsui Financial Group, Inc.	255,866	0.1
6,700		Sumitomo Mitsui Trust Holdings, Inc.	218,049	0.1
2,181		Synovus Financial Corp.	106,869	0.0
1,500		T&D Holdings, Inc.	20,367	0.0
3,611		T. Rowe Price Group, Inc.	545,947	0.2
4,400		Tokio Marine Holdings, Inc.	256,050	0.1
12,566		UBS Group AG	245,556	0.1
766		UMB Financial Corp.	74,425	0.0
12,511		UniCredit SpA	134,966	0.0
4,909		Unum Group	154,683	0.1
12,007		US Bancorp	638,172	0.2
1,920		Webster Financial Corp.	107,750	0.0
17,722		Wells Fargo & Co.	858,808	0.2
717		Zurich Insurance Group AG	354,126	0.1
			19,290,386	5.4

		Health Care: 5.6%
3,089		Abbott Laboratories	365,614	0.1
715		AbbVie, Inc.	115,909	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

4,243		Agilent Technologies, Inc.	561,476	0.2
565	(1)	Align Technology, Inc.	246,340	0.1
260	(1)	Amedisys, Inc.	44,795	0.0
1,727		Anthem, Inc.	848,337	0.3
4,000		Astellas Pharma, Inc.	62,500	0.0
2,035		AstraZeneca PLC	269,867	0.1
732	(1)	Biogen, Inc.	154,159	0.1
33		Bio-Techne Corp.	14,290	0.0
13,583		Bristol-Myers Squibb Co.	991,966	0.3
263		Bruker Corp.	16,911	0.0
3,370	(1)	Centene Corp.	283,720	0.1
42	(1)	Charles River Laboratories International, Inc.	11,927	0.0
800		Chugai Pharmaceutical Co., Ltd.	26,695	0.0
1,538		Cigna Corp.	368,520	0.1
153		Cochlear Ltd.	25,545	0.0
1,520	(1)	Colfax Corp.	60,481	0.0
972		CSL Ltd.	194,053	0.1
3,338		CVS Health Corp.	337,839	0.1
800		Daiichi Sankyo Co., Ltd.	17,470	0.0
632		Danaher Corp.	185,385	0.1
120	(1)	DexCom, Inc.	61,392	0.0
4,765	(1)	Edwards Lifesciences Corp.	560,936	0.2
300		Eisai Co., Ltd.	13,899	0.0
1,165		Eli Lilly & Co.	333,621	0.1
583	(1)	Envista Holdings Corp.	28,398	0.0
2,933	(1)	Exelixis, Inc.	66,491	0.0
601		Getinge AB	23,943	0.0
1,048		Gilead Sciences, Inc.	62,304	0.0
12,057		GlaxoSmithKline PLC	260,876	0.1
482	(1)	Globus Medical, Inc.	35,562	0.0
1,152	(1)	Halozyme Therapeutics, Inc.	45,942	0.0
247	(1)	HealthEquity, Inc.	16,658	0.0
3,814		Hikma Pharmaceuticals PLC	102,894	0.0
5,220	(1)	Hologic, Inc.	401,000	0.1
1,500		Hoya Corp.	170,937	0.1
987	(1)	Inmode Ltd.	36,430	0.0
1,118		Ipsen SA	139,946	0.0
321	(1)	IQVIA Holdings, Inc.	74,218	0.0
555	(1)	Jazz Pharmaceuticals PLC	86,397	0.0
10,040		Johnson & Johnson	1,779,389	0.5
1,600		Kyowa Kirin Co., Ltd.	37,222	0.0
751	(1)	Laboratory Corp. of America Holdings	198,009	0.1
195	(1)	LHC Group, Inc.	32,877	0.0
348	(1)	LivaNova PLC	28,477	0.0
281	(1)	Masimo Corp.	40,897	0.0
1,519		McKesson Corp.	465,011	0.1
320	(1)	Medpace Holdings, Inc.	52,349	0.0
4,136		Medtronic PLC	458,889	0.1
11,383		Merck & Co., Inc.	933,975	0.3
9	(1)	Mettler Toledo International, Inc.	12,359	0.0
614	(1)	Moderna, Inc.	105,768	0.0
1,040	(1)	Molina Healthcare, Inc.	346,934	0.1
193	(1)	Natera, Inc.	7,851	0.0
553	(1)	Neurocrine Biosciences, Inc.	51,844	0.0
1,572		Novartis AG	138,008	0.0
2,552		Novo Nordisk A/S	283,058	0.1
548	(1)	NuVasive, Inc.	31,072	0.0
4,500		Olympus Corp.	85,287	0.0
6,700		Ono Pharmaceutical Co., Ltd.	167,938	0.1
877	(1)	Option Care Health, Inc.	25,047	0.0
5,400		Otsuka Holdings Co. Ltd.	186,558	0.1
738		Patterson Cos., Inc.	23,889	0.0
48	(1)	Penumbra, Inc.	10,662	0.0
15,381		Pfizer, Inc.	796,274	0.2
833	(1)	Progyny, Inc.	42,816	0.0
67		Quest Diagnostics, Inc.	9,170	0.0
266	(1)	Quidel Corp.	29,914	0.0
712	(1)	Regeneron Pharmaceuticals, Inc.	497,275	0.2
50	(1)	Repligen Corp.	9,405	0.0
1,473		Roche Holding AG-GENUSSCHEIN	582,810	0.2
2,861	(1)	Sage Therapeutics, Inc.	94,699	0.0
2,286		Sanofi	233,721	0.1
9,500		Santen Pharmaceutical Co., Ltd.	94,985	0.0
60		Sartorius Stedim Biotech	24,565	0.0
585	(1)	Seagen, Inc.	84,269	0.0
6,243		Sonic Healthcare Ltd.	164,829	0.0
571		Sonova Holding AG - Reg	238,529	0.1
590	(1)	Staar Surgical Co.	47,147	0.0
59		Straumann Holding AG	94,204	0.0
1,400		Sumitomo Dainippon Pharma Co. Ltd.	13,812	0.0
102	(1)	Syneos Health, Inc.	8,257	0.0
600		Takeda Pharmaceutical Co., Ltd.	17,095	0.0
2,071	(1)	Tandem Diabetes Care, Inc.	240,837	0.1
365	(1)	Tenet Healthcare Corp.	31,375	0.0
1,577		Thermo Fisher Scientific, Inc.	931,455	0.3
936		UCB S.A.	111,943	0.0
285	(1)	United Therapeutics Corp.	51,132	0.0
3,023		UnitedHealth Group, Inc.	1,541,639	0.4
121	(1)	Veeva Systems, Inc.	25,708	0.0
1,056	(1)	Vertex Pharmaceuticals, Inc.	275,584	0.1
1,937		Zoetis, Inc.	365,299	0.1
			19,887,761	5.6

		Industrials: 4.1%
412		ABB Ltd.	13,366	0.0
2,464		ACS Actividades de Construccion y Servicios SA	66,428	0.0
965		Acuity Brands, Inc.	182,674	0.1
2,153		Adecco Group AG	97,663	0.0
71		Advanced Drainage Systems, Inc.	8,435	0.0
3,954		AECOM	303,707	0.1
650	(1)	AerCap Holdings NV	32,682	0.0
369		AGCO Corp.	53,885	0.0
3,295		Allegion Public Ltd.	361,725	0.1
3,139		AO Smith Corp.	200,551	0.1
49		AP Moller - Maersk A/S - Class B	147,243	0.1
755	(1)	ASGN, Inc.	88,116	0.0
713		Assa Abloy AB	19,165	0.0
2,400		Atlas Copco AB - A Shares	124,574	0.0
54,544		Aurizon Holdings Ltd.	149,922	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

260	(1)	Avis Budget Group, Inc.	68,458	0.0
197	(1)	Axon Enterprise, Inc.	27,133	0.0
138		Brink's Co.	9,384	0.0
1,192	(1)	Builders FirstSource, Inc.	76,932	0.0
68	(1)	CACI International, Inc.	20,486	0.0
111		Carlisle Cos., Inc.	27,297	0.0
3,519		Cie de Saint-Gobain	209,383	0.1
10,500		CK Hutchison Holdings Ltd.	76,780	0.0
502	(1)	Clean Harbors, Inc.	56,043	0.0
8,639		CNH Industrial NV	136,072	0.1
2,579	(1)	Copart, Inc.	323,587	0.1
343	(1),(3)	Core & Main, Inc.	8,297	0.0
1,790	(1)	CoStar Group, Inc.	119,232	0.1
2,345		Crane Co.	253,917	0.1
272		Curtiss-Wright Corp.	40,844	0.0
5,700		Dai Nippon Printing Co., Ltd.	133,637	0.1
436		DCC PLC	33,761	0.0
250		Deere & Co.	103,865	0.0
5,389		Deutsche Post AG	257,336	0.1
264	(1)	Dycom Industries, Inc.	25,149	0.0
843		Eiffage SA	86,519	0.0
213		EMCOR Group, Inc.	23,990	0.0
5,777		Emerson Electric Co.	566,435	0.2
185		EnerSys	13,795	0.0
3,644		Epiroc AB-A	77,941	0.0
214		Equifax, Inc.	50,739	0.0
200		Fanuc Ltd.	35,102	0.0
1,373		FedEx Corp.	317,698	0.1
1,582		Ferguson PLC	214,329	0.1
7,021		Flowserve Corp.	252,054	0.1
8,573		Fortive Corp.	522,353	0.2
2,604		GEA Group AG	106,732	0.0
5,101		General Electric Co.	466,741	0.1
159		Graco, Inc.	11,085	0.0
285	(1)	GXO Logistics, Inc.	20,332	0.0
602		Hexcel Corp.	35,801	0.0
233		Hubbell, Inc.	42,818	0.0
9,294		Husqvarna AB - B Shares	96,952	0.0
845	(1)	IAA, Inc.	32,321	0.0
2,504		Insperity, Inc.	251,452	0.1
221		Intertek Group PLC	15,076	0.0
1,900		Jardine Matheson Holdings Ltd.	104,500	0.0
18,509	(1)	JetBlue Airways Corp.	276,710	0.1
9,184		Johnson Controls International plc	602,195	0.2
183		KBR, Inc.	10,016	0.0
998		Knight-Swift Transportation Holdings, Inc.	50,359	0.0
1,876		Legrand S.A.	178,364	0.1
27		Lennox International, Inc.	6,962	0.0
4,800		Lixil Corp.	89,356	0.0
1,829		Manpowergroup, Inc.	171,780	0.1
737	(1)	Mastec, Inc.	64,193	0.0
157	(1)	Middleby Corp.	25,739	0.0
8,200		Mitsubishi Electric Corp.	94,045	0.0
1,900		Mitsubishi Heavy Industries Ltd.	62,370	0.0
1,100		NGK Insulators Ltd.	15,692	0.0
1,200		Nihon M&A Center Holdings, Inc.	16,786	0.0
1,000		NIPPON EXPRESS HOLDINGS INC	68,701	0.0
2,103		nVent Electric PLC	73,142	0.0
3,604		Owens Corning, Inc.	329,766	0.1
1,321		Parker Hannifin Corp.	374,847	0.1
4,314		Pentair PLC	233,862	0.1
861	(3)	Randstad NV	51,794	0.0
2,000		Recruit Holdings Co. Ltd.	86,894	0.0
543		Regal Rexnord Corp.	80,788	0.0
1,231		Rockwell Automation, Inc.	344,717	0.1
1,504		Roper Technologies, Inc.	710,234	0.2
2,936		Ryder System, Inc.	232,913	0.1
233	(1)	Saia, Inc.	56,810	0.0
2,815		Sandvik AB	59,799	0.0
1,776		Schneider Electric SE	298,175	0.1
3,000	(3)	Secom Co., Ltd.	217,026	0.1
2,603		Securitas AB	29,365	0.0
1,367	(1)	Sensata Technologies Holding PLC	69,512	0.0
674		Siemens AG	93,327	0.0
434		Simpson Manufacturing Co., Inc.	47,323	0.0
61,900		Singapore Technologies Engineering Ltd.	187,498	0.1
12,000		SITC International Holdings Co. Ltd.	41,960	0.0
4,097		SKF AB - B Shares	66,806	0.0
1,533		Snap-On, Inc.	315,001	0.1
1,717	(1)	Southwest Airlines Co.	78,639	0.0
52		Teleperformance	19,807	0.0
1,393		Terex Corp.	49,674	0.0
95		Tetra Tech, Inc.	15,669	0.0
923		Timken Co.	56,026	0.0
100		Toro Co.	8,549	0.0
75		TransUnion	7,750	0.0
14,596		Transurban Group - Stapled Security	147,478	0.1
232	(1)	Trex Co., Inc.	15,157	0.0
381		Trinity Industries, Inc.	13,091	0.0
644	(1)	United Rentals, Inc.	228,755	0.1
1,968		Verisk Analytics, Inc.	422,392	0.1
101	(1)	Vicor Corp.	7,126	0.0
7,090	(3)	Volvo AB - B Shares	132,266	0.0
774		Watts Water Technologies, Inc.	108,043	0.0
894		Westinghouse Air Brake Technologies Corp.	85,976	0.0
141		Wolters Kluwer NV	15,032	0.0
664		Woodward, Inc.	82,940	0.0
4,300		Yamato Holdings Co., Ltd.	80,325	0.0
			14,512,016	4.1

		Information Technology: 9.8%
2,340		Accenture PLC	789,118	0.2
1,313	(1)	ACI Worldwide, Inc.	41,346	0.0
1,988	(1)	Adobe, Inc.	905,773	0.3
4,486	(1)	Advanced Micro Devices, Inc.	490,499	0.1
400		Advantest Corp.	31,230	0.0
70	(1),(2)	Adyen NV	138,649	0.0
2,998	(1)	Akamai Technologies, Inc.	357,931	0.1
4,100		Amdocs Ltd.	337,061	0.1
38,528		Apple, Inc.	6,727,374	1.9
4,480		Applied Materials, Inc.	590,464	0.2
2,623	(1)	Arrow Electronics, Inc.	311,167	0.1
459		ASM International NV	167,137	0.1
563		ASML Holding NV	376,211	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

2,044		Automatic Data Processing, Inc.	465,092	0.1
10,429		Avnet, Inc.	423,313	0.1
215		Broadcom, Inc.	135,381	0.0
1,881	(1)	Cadence Design Systems, Inc.	309,349	0.1
595	(1)	Calix, Inc.	25,532	0.0
325		Capgemini SE	72,119	0.0
1,404	(1)	Check Point Software Technologies	194,117	0.1
3,341	(1)	Ciena Corp.	202,565	0.1
22,215		Cisco Systems, Inc.	1,238,708	0.3
726		Cognex Corp.	56,011	0.0
3,246		Cognizant Technology Solutions Corp.	291,069	0.1
835	(1)	Commvault Systems, Inc.	55,402	0.0
380		Concentrix Corp.	63,293	0.0
49	(1)	Crowdstrike Holdings, Inc.	11,127	0.0
298		Dassault Systemes SE	14,640	0.0
275	(1)	Digital Turbine, Inc.	12,048	0.0
95	(1)	DocuSign, Inc.	10,176	0.0
1,614		Dolby Laboratories, Inc.	126,247	0.0
14,379	(1)	Dropbox, Inc.	334,312	0.1
421	(1)	Envestnet, Inc.	31,339	0.0
629	(1)	EPAM Systems, Inc.	186,568	0.1
284	(1)	Euronet Worldwide, Inc.	36,963	0.0
344	(1)	F5, Inc.	71,879	0.0
18	(1)	Fair Isaac Corp.	8,396	0.0
98	(1)	First Solar, Inc.	8,207	0.0
12,269		Genpact Ltd.	533,824	0.2
600		Hirose Electric Co., Ltd.	86,973	0.0
367	(1)	HubSpot, Inc.	174,303	0.1
754	(1)	II-VI, Inc.	54,658	0.0
644		Infineon Technologies AG	21,787	0.0
9,587		Intel Corp.	475,132	0.1
393		Intuit, Inc.	188,970	0.1
2,389		Juniper Networks, Inc.	88,775	0.0
300		Keyence Corp.	139,111	0.0
191		KLA Corp.	69,918	0.0
1,174	(1)	Kyndryl Holdings, Inc.	15,403	0.0
899		Lam Research Corp.	483,311	0.1
4,359	(1)	Lattice Semiconductor Corp.	265,681	0.1
173	(1)	Lumentum Holdings, Inc.	16,885	0.0
59	(1)	Manhattan Associates, Inc.	8,184	0.0
1,218		Mastercard, Inc. - Class A	435,289	0.1
19,003		Microsoft Corp.	5,858,815	1.6
388	(1)	Mimecast Ltd.	30,869	0.0
329		MKS Instruments, Inc.	49,350	0.0
231	(1)	MongoDB, Inc.	102,469	0.0
734		Monolithic Power Systems, Inc.	356,489	0.1
1,341		National Instruments Corp.	54,431	0.0
181	(1)	nCino, Inc.	7,417	0.0
294	(1)	NCR Corp.	11,816	0.0
1,753		NetApp, Inc.	145,499	0.0
7,610		Nvidia Corp.	2,076,465	0.6
701	(1)	Palo Alto Networks, Inc.	436,380	0.1
1,233	(1)	Paylocity Holding Corp.	253,714	0.1
3,105	(1)	PayPal Holdings, Inc.	359,093	0.1
368		Power Integrations, Inc.	34,106	0.0
5,272	(1)	Pure Storage, Inc. - Class A	186,154	0.1
2,053	(1)	Qorvo, Inc.	254,777	0.1
1,498		Qualcomm, Inc.	228,924	0.1
1,208	(1)	Qualys, Inc.	172,031	0.1
2,600		Rohm Co., Ltd.	201,864	0.1
20,080		Sage Group PLC/The	183,986	0.1
2,978	(1)	Salesforce.com, Inc.	632,289	0.2
1,187		SAP SE	131,554	0.0
2,400		SCSK Corp.	41,042	0.0
2,064	(1)	Semtech Corp.	143,118	0.0
1,188	(1)	ServiceNow, Inc.	661,585	0.2
44	(1)	SiTime Corp.	10,904	0.0
48	(1)	SolarEdge Technologies, Inc.	15,474	0.0
3,949		STMicroelectronics NV-STM1	171,640	0.1
1,200		Sumco Corp.	19,638	0.0
382	(1)	Synaptics, Inc.	76,209	0.0
2,668		TD SYNNEX Corp.	275,364	0.1
328	(1)	Teradata Corp.	16,167	0.0
2,904		Teradyne, Inc.	343,340	0.1
1,969		Texas Instruments, Inc.	361,272	0.1
4,000		TIS, Inc.	93,610	0.0
300		Tokyo Electron Ltd.	154,068	0.1
477		Universal Display Corp.	79,635	0.0
11,400		Venture Corp. Ltd.	146,912	0.1
5,522		Visa, Inc. - Class A	1,224,614	0.3
2,916		VMware, Inc.	332,045	0.1
907		WiseTech Global Ltd.	34,138	0.0
245	(1)	Wix.com Ltd.	25,593	0.0
101	(1)	Wolfspeed, Inc.	11,500	0.0
788	(1)	Workday, Inc.	188,695	0.1
1,052	(1)	Xero Ltd.	79,729	0.0
89	(1)	Zendesk, Inc.	10,706	0.0
			34,991,507	9.8

		Materials: 1.7%
888		Air Products & Chemicals, Inc.	221,920	0.1
1,002		Alcoa Corp.	90,210	0.0
4,024		Anglo American PLC	209,096	0.1
2,230		ArcelorMittal SA	71,436	0.0
676		Arkema SA	80,810	0.0
1,600		Asahi Kasei Corp.	13,839	0.0
79		Ashland Global Holdings, Inc.	7,774	0.0
620		Avient Corp.	29,760	0.0
591	(1)	Axalta Coating Systems Ltd.	14,527	0.0
2,920		BASF SE	166,618	0.1
10,302		BHP Group Ltd. Australian	397,117	0.1
916		Chemours Co.	28,836	0.0
1,520	(1)	Cleveland-Cliffs, Inc.	48,959	0.0
843		Commercial Metals Co.	35,086	0.0
8,476		Corteva, Inc.	487,201	0.2
1,155	(2)	Covestro AG	58,161	0.0
5,108		CRH PLC	203,735	0.1
1,624		DuPont de Nemours, Inc.	119,494	0.1
449		Eagle Materials, Inc.	57,634	0.0
1,679		Evonik Industries AG	46,580	0.0
8,850		Freeport-McMoRan, Inc.	440,199	0.1
607		Greif, Inc. - Class A	39,491	0.0
2,433		HeidelbergCement AG	137,889	0.0
1,600	(1)	Hitachi Metals Ltd.	26,768	0.0
4,079		Holcim Ltd.	198,389	0.1
5,049	(1)	Ingevity Corp.	323,489	0.1
2,262		James Hardie Industries SE	67,856	0.0
370		Louisiana-Pacific Corp.	22,984	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

441		Mineral Resources Ltd.	17,384	0.0
4,555		Minerals Technologies, Inc.	301,313	0.1
1,414		Newcrest Mining Ltd.	28,573	0.0
1,400		Nippon Sanso Holdings Corp.	26,619	0.0
2,100		Nissan Chemical Corp.	123,181	0.0
1,500		Nitto Denko Corp.	107,532	0.0
2,476		Norsk Hydro ASA	24,057	0.0
1,047		Olin Corp.	54,737	0.0
584		Packaging Corp. of America	91,168	0.0
243		Reliance Steel & Aluminum Co.	44,554	0.0
2,614		Rio Tinto Ltd.	233,692	0.1
812		Royal Gold, Inc.	114,719	0.0
617		RPM International, Inc.	50,249	0.0
612		Sensient Technologies Corp.	51,377	0.0
206		Sherwin-Williams Co.	51,422	0.0
300		Shin-Etsu Chemical Co., Ltd.	45,580	0.0
540		Sika AG	178,661	0.1
20,419		South32 Ltd. - AUD	77,619	0.0
1,176		Steel Dynamics, Inc.	98,114	0.0
30,700	(3)	Sumitomo Chemical Co., Ltd.	140,570	0.1
1,621		United States Steel Corp.	61,177	0.0
230		Valvoline, Inc.	7,259	0.0
10,079		WestRock Co.	474,015	0.2
2,772		Yara International ASA	138,624	0.0
			6,188,054	1.7

		Real Estate: 1.4%
1,754		American Campus Communities, Inc.	98,171	0.0
4,208		British Land Co. PLC	29,135	0.0
3,627		Brixmor Property Group, Inc.	93,613	0.0
255		Camden Property Trust	42,381	0.0
3,469	(1)	CBRE Group, Inc.	317,483	0.1
338		Corporate Office Properties Trust SBI MD	9,646	0.0
2,037		Cousins Properties, Inc.	82,071	0.0
1,803		Digital Realty Trust, Inc.	255,665	0.1
586		First Industrial Realty Trust, Inc.	36,279	0.0
5,034		GPT Group	19,418	0.0
1,096	(3)	Healthcare Realty Trust, Inc.	30,118	0.0
8,059		Highwoods Properties, Inc.	368,619	0.1
14,800		Hongkong Land Holdings Ltd. - HKHGF	72,311	0.0
3,194		Invitation Homes, Inc.	128,335	0.1
8,435		Iron Mountain, Inc.	467,383	0.1
456	(1)	Jones Lang LaSalle, Inc.	109,194	0.0
5,085		Kilroy Realty Corp.	388,596	0.1
984		Lamar Advertising Co.	114,321	0.0
867		Life Storage, Inc.	121,753	0.1
539		Medical Properties Trust, Inc.	11,394	0.0
2,308		Mid-America Apartment Communities, Inc.	483,411	0.2
7,714		Mirvac Group	14,304	0.0
5,900		Mitsui Fudosan Co., Ltd.	126,274	0.0
4,252		National Retail Properties, Inc.	191,085	0.1
968		National Storage Affiliates Trust	60,752	0.0
4,700		Nomura Real Estate Holdings, Inc.	112,561	0.0
1,683		Physicians Realty Trust	29,520	0.0
2,708		ProLogis, Inc.	437,288	0.1
434		PS Business Parks, Inc.	72,947	0.0
119		Rexford Industrial Realty, Inc.	8,876	0.0
727		SBA Communications Corp.	250,161	0.1
7,306		Scentre Group	16,611	0.0
12,580		Segro PLC	221,144	0.1
2,077		Spirit Realty Capital, Inc.	95,583	0.0
1,270		STORE Capital Corp.	37,122	0.0
15,500		Swire Pacific Ltd. - Class A	94,257	0.0
52,200		Swire Properties Ltd.	128,997	0.1
			5,176,779	1.4

		Utilities: 1.3%
496		ALLETE, Inc.	33,222	0.0
109		Black Hills Corp.	8,395	0.0
987		Constellation Energy Corp.	55,519	0.0
745		DTE Energy Co.	98,496	0.0
4,278		Duke Energy Corp.	477,681	0.1
9,019	(3)	Electricite de France SA	84,654	0.0
31,747		Enel S.p.A.	211,968	0.1
4,800		Engie SA	63,106	0.0
2,154		Entergy Corp.	251,479	0.1
177		Essential Utilities, Inc.	9,050	0.0
2,665		Eversource Energy	235,026	0.1
16,598		Iberdrola S.A. - IBEE	181,417	0.1
8,834		National Fuel Gas Co.	606,896	0.2
4,857		NextEra Energy, Inc.	411,436	0.1
429		ONE Gas, Inc.	37,855	0.0
9,700		Osaka Gas Co., Ltd.	166,221	0.1
19,000		Power Assets Holdings Ltd.	123,824	0.0
3,137		PPL Corp.	89,593	0.0
3,740		Sempra Energy	628,769	0.2
647	(3)	Southwest Gas Holdings, Inc.	50,654	0.0
7,200		Tokyo Gas Co., Ltd.	131,812	0.0
13,316		UGI Corp.	482,306	0.2
2,160		United Utilities Group PLC	31,807	0.0
4,535		Vistra Corp.	105,439	0.0
			4,576,625	1.3

	Total Common Stock
	(Cost $125,722,322)		147,853,593	41.3

EXCHANGE-TRADED FUNDS: 28.2%
51,391	(3)	iShares 20+ Year Treasury Bond ETF	6,787,723	1.9
1,022		iShares Core S&P Mid-Cap ETF	274,244	0.1
2,379		iShares MSCI EAFE ETF	175,094	0.0
67,513	(3)	iShares Russell 2000 ETF	13,858,394	3.9
161,097		SPDR S&P 500 ETF Trust	72,757,849	20.4
72,214		Vanguard Emerging Markets ETF	3,331,232	0.9

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

73,441	Vanguard FTSE Developed Markets ETF	3,527,371	1.0

	Total Exchange-Traded Funds
	(Cost $84,993,768)	100,711,907	28.2

MUTUAL FUNDS: 3.1%
	Affiliated Investment Companies: 3.1%
132,374	Voya Emerging Markets Local Currency Debt Fund - Class P	775,711	0.2
189,367	Voya Floating Rate Fund - Class P	1,685,369	0.5
520,603	Voya High Yield Bond Fund - Class P	3,946,173	1.1
483,835	Voya Short Term Bond Fund - Class R6	4,635,142	1.3

	Total Mutual Funds
	(Cost $11,466,087)	11,042,395	3.1

PREFERRED STOCK: 0.1%
	Consumer Discretionary: 0.1%
1,172	Porsche AG	112,740	0.1
349	Volkswagen AG	59,976	0.0
		172,716	0.1

	Consumer Staples: 0.0%
1,371	Henkel AG & Co. KGaA	91,764	0.0

	Total Preferred Stock
	(Cost $346,552)	264,480	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 9.7%
	Basic Materials: 0.2%
10,000	(2) Anglo American Capital PLC, 3.625%, 09/11/2024	9,995	0.0
12,000	(2) Anglo American Capital PLC, 5.625%, 04/01/2030	13,244	0.0
30,000	Celanese US Holdings LLC, 1.400%, 08/05/2026	27,061	0.0
50,000	Dow Chemical Co., 4.250%, 10/01/2034	51,564	0.0
55,000	Dow Chemical Co., 4.375%, 11/15/2042	57,339	0.0
15,000	Ecolab, Inc., 2.700%, 12/15/2051	12,884	0.0
40,000	Ecolab, Inc., 2.750%, 08/18/2055	33,174	0.0
40,000	(2) Georgia-Pacific LLC, 0.950%, 05/15/2026	36,550	0.0
42,000	Mosaic Co/The, 5.450%, 11/15/2033	48,423	0.0
18,000	Newmont Corp., 2.250%, 10/01/2030	16,473	0.0
31,000	Nucor Corp., 3.850%, 04/01/2052	31,042	0.0
32,000	PPG Industries, Inc., 1.200%, 03/15/2026	29,669	0.0
36,000	Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	31,201	0.0
91,000	RPM International, Inc., 2.950%, 01/15/2032	83,527	0.1
21,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	19,108	0.0
15,000	Steel Dynamics, Inc., 2.400%, 06/15/2025	14,520	0.0
19,000	Teck Resources Ltd., 5.400%, 02/01/2043	20,582	0.0
65,000	Teck Resources Ltd., 6.125%, 10/01/2035	76,937	0.0
100,000	Teck Resources Ltd., 6.250%, 07/15/2041	119,851	0.1
		733,144	0.2

	Communications: 0.8%
131,000	Amazon.com, Inc., 2.875%, 05/12/2041	121,204	0.0
21,000	Amazon.com, Inc., 3.100%, 05/12/2051	19,806	0.0
53,000	AT&T, Inc., 2.550%, 12/01/2033	47,193	0.0
51,000	AT&T, Inc., 3.100%, 02/01/2043	44,159	0.0
145,000	AT&T, Inc., 3.300%, 02/01/2052	124,749	0.1
120,000	AT&T, Inc., 3.500%, 06/01/2041	110,798	0.0
20,000	AT&T, Inc., 3.550%, 09/15/2055	17,708	0.0
95,000	AT&T, Inc., 3.650%, 09/15/2059	83,639	0.0
16,000	AT&T, Inc., 4.500%, 05/15/2035	16,986	0.0
21,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	18,925	0.0
30,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	24,887	0.0
35,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	28,249	0.0
21,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	17,774	0.0
50,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	50,187	0.0
10,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	9,529	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

72,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	74,734	0.0
38,000		Comcast Corp., 2.650%, 02/01/2030	36,526	0.0
32,000	(2)	Comcast Corp., 2.887%, 11/01/2051	27,111	0.0
60,000		Comcast Corp., 3.900%, 03/01/2038	62,001	0.0
78,000		Comcast Corp., 3.950%, 10/15/2025	80,620	0.0
40,000		Comcast Corp., 3.999%, 11/01/2049	40,519	0.0
15,000		Corning, Inc., 5.450%, 11/15/2079	16,660	0.0
80,000		Discovery Communications LLC, 4.000%, 09/15/2055	69,317	0.0
45,000		Discovery Communications LLC, 5.300%, 05/15/2049	47,247	0.0
100,000		Fox Corp., 3.500%, 04/08/2030	99,200	0.0
9,000		Interpublic Group of Cos., Inc., 4.200%, 04/15/2024	9,171	0.0
200,000	(2)	NBN Co. Ltd., 1.625%, 01/08/2027	183,774	0.1
200,000	(2)	Tencent Holdings Ltd., 2.985%, 01/19/2023	199,977	0.1
25,000		Time Warner Cable LLC, 5.875%, 11/15/2040	26,932	0.0
143,000		T-Mobile USA, Inc., 2.050%, 02/15/2028	130,867	0.1
14,000		T-Mobile USA, Inc., 3.300%, 02/15/2051	11,823	0.0
10,000	(2)	T-Mobile USA, Inc., 3.600%, 11/15/2060	8,627	0.0
509,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	511,678	0.2
133,000		Verizon Communications, Inc., 2.100%, 03/22/2028	124,229	0.1
267,000	(2)	Verizon Communications, Inc., 2.355%, 03/15/2032	241,608	0.1
12,000		Verizon Communications, Inc., 2.987%, 10/30/2056	9,920	0.0
18,000		Verizon Communications, Inc., 3.400%, 03/22/2041	16,922	0.0
90,000		Verizon Communications, Inc., 3.700%, 03/22/2061	83,851	0.0
80,000		Verizon Communications, Inc., 4.812%, 03/15/2039	90,772	0.0
55,000		Vodafone Group PLC, 4.375%, 02/19/2043	55,354	0.0
20,000		Vodafone Group PLC, 5.125%, 06/19/2059	22,299	0.0
8,000		Walt Disney Co/The, 2.000%, 09/01/2029	7,405	0.0
			3,024,937	0.8

		Consumer, Cyclical: 0.4%
27,355	(2)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	28,031	0.0
3,579		American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	3,486	0.0
9,848		American Airlines 2017-1 Class A Pass Through Trust, 4.000%, 08/15/2030	9,094	0.0
99,700		American Airlines 2017-2 Class A Pass Through Trust, 3.600%, 04/15/2031	92,195	0.1
4,053		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	3,895	0.0
10,734	(2)	British Airways 2020-1 Class A Pass Through Trust, 4.250%, 05/15/2034	10,759	0.0
2,405		Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	2,401	0.0
11,238		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	10,443	0.0
20,000	(2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	20,132	0.0
37,000	(2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	37,348	0.0
50,000		General Motors Co., 5.400%, 04/01/2048	52,765	0.0
17,000		General Motors Co., 6.125%, 10/01/2025	18,266	0.0
95,000	(3)	General Motors Financial Co., Inc., 2.350%, 02/26/2027	88,750	0.0
25,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	25,405	0.0
25,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	25,462	0.0
126,000	(2)	Harley-Davidson Financial Services, Inc., 3.050%, 02/14/2027	120,074	0.1
40,000		Hasbro, Inc., 3.000%, 11/19/2024	39,715	0.0
25,000		Home Depot, Inc./The, 3.250%, 04/15/2032	25,044	0.0
30,000		Home Depot, Inc./The, 3.625%, 04/15/2052	29,828	0.0
43,000		Honda Motor Co. Ltd., 2.967%, 03/10/2032	41,643	0.0
27,000		Lowe's Cos, Inc., 3.750%, 04/01/2032	27,324	0.0
22,000		Lowe's Cos, Inc., 4.250%, 04/01/2052	22,790	0.0
22,000		Lowe's Cos, Inc., 4.450%, 04/01/2062	22,931	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

96,000	(2)	Magallanes, Inc., 3.755%, 03/15/2027	95,985	0.1
45,000	(2)	Magallanes, Inc., 4.279%, 03/15/2032	45,256	0.0
56,000	(2)	Magallanes, Inc., 5.050%, 03/15/2042	57,238	0.0
55,000	(2)	Magallanes, Inc., 5.141%, 03/15/2052	56,401	0.0
27,000	(2)	Magallanes, Inc., 5.391%, 03/15/2062	27,974	0.0
39,000	(2)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	40,706	0.0
27,000		Toyota Motor Credit Corp., 2.150%, 02/13/2030	25,075	0.0
43,000		Toyota Motor Credit Corp., 3.050%, 03/22/2027	42,958	0.0
13,959		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	14,017	0.0
6,908		United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	6,910	0.0
10,923		United Airlines 2014-1 Class A Pass Through Trust, 4.000%, 10/11/2027	10,981	0.0
6,100		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	5,923	0.0
27,599		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/2030	25,348	0.0
86,741		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	82,423	0.0
17,672		United Airlines 2019-2 Class A Pass Through Trust, 2.900%, 11/01/2029	16,077	0.0
134,761		United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	139,715	0.1
59,211		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	61,245	0.0
			1,512,013	0.4

		Consumer, Non-cyclical: 1.5%
43,000		AbbVie, Inc., 2.600%, 11/21/2024	42,742	0.0
200,000		AbbVie, Inc., 2.950%, 11/21/2026	198,422	0.1
12,000		AbbVie, Inc., 4.050%, 11/21/2039	12,365	0.0
75,000		AbbVie, Inc., 4.300%, 05/14/2036	78,492	0.0
33,000		AbbVie, Inc., 4.400%, 11/06/2042	34,916	0.0
71,000		AbbVie, Inc., 4.500%, 05/14/2035	76,372	0.0
13,000		AbbVie, Inc., 4.550%, 03/15/2035	13,987	0.0
30,000		AbbVie, Inc., 4.625%, 10/01/2042	31,989	0.0
42,000		Aetna, Inc., 2.800%, 06/15/2023	42,179	0.0
70,000		Aetna, Inc., 4.500%, 05/15/2042	73,167	0.0
23,000		Aetna, Inc., 6.625%, 06/15/2036	29,069	0.0
43,000		Altria Group, Inc., 2.450%, 02/04/2032	37,458	0.0
139,000		Altria Group, Inc., 3.700%, 02/04/2051	112,767	0.1
56,000		Altria Group, Inc., 4.450%, 05/06/2050	51,014	0.0
9,000		Altria Group, Inc., 4.800%, 02/14/2029	9,450	0.0
20,000		Altria Group, Inc., 5.800%, 02/14/2039	21,621	0.0
97,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	104,297	0.0
175,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	194,905	0.1
15,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	17,573	0.0
25,000		Anthem, Inc., 3.500%, 08/15/2024	25,386	0.0
23,000		Astrazeneca Finance LLC, 1.750%, 05/28/2028	21,239	0.0
102,000		BAT Capital Corp., 2.259%, 03/25/2028	91,703	0.0
17,000		BAT Capital Corp., 2.726%, 03/25/2031	15,007	0.0
17,000		BAT Capital Corp., 3.734%, 09/25/2040	13,966	0.0
35,000		BAT Capital Corp., 4.390%, 08/15/2037	32,624	0.0
61,000		BAT International Finance PLC, 4.448%, 03/16/2028	61,261	0.0
20,000	(2)	Baxter International, Inc., 1.915%, 02/01/2027	18,722	0.0
40,000	(2)	Baxter International, Inc., 2.272%, 12/01/2028	37,092	0.0
7,000		Becton Dickinson and Co., 3.363%, 06/06/2024	7,063	0.0
19,000		Bio-Rad Laboratories, Inc., 3.300%, 03/15/2027	18,727	0.0
3,000		Bristol-Myers Squibb Co., 2.550%, 11/13/2050	2,498	0.0
26,000	(3)	Bristol-Myers Squibb Co., 2.950%, 03/15/2032	25,469	0.0
16,000		Bristol-Myers Squibb Co., 3.550%, 03/15/2042	15,861	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

92,000		Bristol-Myers Squibb Co., 3.700%, 03/15/2052	92,737	0.0
30,000		Bristol-Myers Squibb Co., 4.125%, 06/15/2039	32,323	0.0
19,000		Bristol-Myers Squibb Co., 4.250%, 10/26/2049	20,807	0.0
45,000	(2)	Cargill, Inc., 2.125%, 11/10/2031	40,716	0.0
32,000	(2)	Cargill, Inc., 3.875%, 05/23/2049	33,428	0.0
51,000		Cigna Corp., 3.400%, 03/15/2050	46,117	0.0
150,000		Cigna Corp., 4.375%, 10/15/2028	158,019	0.1
64,000		Cigna Corp., 4.800%, 08/15/2038	70,278	0.0
100,000		Cigna Corp., 4.900%, 12/15/2048	112,539	0.1
72,000		Coca-Cola Co/The, 2.875%, 05/05/2041	66,663	0.0
135,000		CVS Health Corp., 2.125%, 09/15/2031	120,820	0.1
30,000		CVS Health Corp., 2.700%, 08/21/2040	25,656	0.0
5,000		CVS Health Corp., 3.875%, 07/20/2025	5,106	0.0
7,000		CVS Health Corp., 4.125%, 04/01/2040	7,140	0.0
5,000		CVS Health Corp., 4.780%, 03/25/2038	5,477	0.0
72,000		CVS Health Corp., 5.050%, 03/25/2048	81,753	0.0
36,000	(2)	Element Fleet Management Corp., 3.850%, 06/15/2025	36,081	0.0
25,000		General Mills, Inc., 4.000%, 04/17/2025	25,545	0.0
10,000		Gilead Sciences, Inc., 0.750%, 09/29/2023	9,771	0.0
12,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	12,170	0.0
239,000		Global Payments, Inc., 1.200%, 03/01/2026	220,503	0.1
150,000		Global Payments, Inc., 2.650%, 02/15/2025	146,919	0.1
75,000		Global Payments, Inc., 3.200%, 08/15/2029	71,345	0.0
16,000	(2)	GXO Logistics, Inc., 1.650%, 07/15/2026	14,468	0.0
27,000	(2)	HCA, Inc., 3.125%, 03/15/2027	26,424	0.0
21,000	(2)	HCA, Inc., 3.625%, 03/15/2032	20,602	0.0
177,000		HCA, Inc., 4.125%, 06/15/2029	180,663	0.1
38,000	(2)	HCA, Inc., 4.375%, 03/15/2042	37,551	0.0
200,000		HCA, Inc., 4.500%, 02/15/2027	206,862	0.1
12,000		HCA, Inc., 5.125%, 06/15/2039	12,979	0.0
22,000		HCA, Inc., 5.250%, 04/15/2025	23,179	0.0
9,000		HCA, Inc., 5.250%, 06/15/2049	9,895	0.0
18,000	(2)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	17,146	0.0
180,000		Humana, Inc., 1.350%, 02/03/2027	163,326	0.1
35,000		Humana, Inc., 2.150%, 02/03/2032	30,727	0.0
14,000		Humana, Inc., 3.125%, 08/15/2029	13,567	0.0
35,000		Humana, Inc., 4.500%, 04/01/2025	36,282	0.0
30,000		Johnson & Johnson, 3.625%, 03/03/2037	31,085	0.0
20,000		Johnson & Johnson, 3.700%, 03/01/2046	21,145	0.0
56,000		Johnson & Johnson, 3.750%, 03/03/2047	60,061	0.0
17,000		Laboratory Corp. of America Holdings, 3.250%, 09/01/2024	17,083	0.0
10,000		Laboratory Corp. of America Holdings, 4.000%, 11/01/2023	10,139	0.0
25,000	(2)	Mars, Inc., 0.875%, 07/16/2026	22,782	0.0
75,000	(2)	Mars, Inc., 2.375%, 07/16/2040	62,897	0.0
30,000	(2)	Mars, Inc., 3.875%, 04/01/2039	30,429	0.0
12,000	(2)	Mars, Inc., 4.125%, 04/01/2054	12,861	0.0
40,000		McKesson Corp., 1.300%, 08/15/2026	36,778	0.0
18,000		Medtronic, Inc., 4.375%, 03/15/2035	20,034	0.0
15,000		Merck & Co., Inc., 2.750%, 12/10/2051	13,097	0.0
15,000		Merck & Co., Inc., 2.900%, 12/10/2061	12,813	0.0
35,000		Mylan, Inc., 5.200%, 04/15/2048	34,437	0.0
83,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	81,354	0.0
6,000		PerkinElmer, Inc., 1.900%, 09/15/2028	5,435	0.0
30,000		PerkinElmer, Inc., 3.300%, 09/15/2029	29,294	0.0
162,000		Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	140,793	0.1
30,000		Reynolds American, Inc., 5.700%, 08/15/2035	31,728	0.0
22,000		Reynolds American, Inc., 5.850%, 08/15/2045	22,712	0.0
6,000		Reynolds American, Inc., 6.150%, 09/15/2043	6,364	0.0
11,000		Royalty Pharma PLC, 1.200%, 09/02/2025	10,131	0.0
14,000		Royalty Pharma PLC, 1.750%, 09/02/2027	12,730	0.0
134,000		Royalty Pharma PLC, 3.550%, 09/02/2050	111,732	0.1
54,000	(2)	S&P Global, Inc., 2.700%, 03/01/2029	52,386	0.0
23,000	(2)	S&P Global, Inc., 3.700%, 03/01/2052	23,391	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

15,000	(2)	S&P Global, Inc., 3.900%, 03/01/2062	15,473	0.0
400,000		Takeda Pharmaceutical Co. Ltd., 2.050%, 03/31/2030	361,562	0.1
120,000	(2)	Triton Container International Ltd., 2.050%, 04/15/2026	112,044	0.1
23,000	(2)	Triton Container International Ltd., 3.150%, 06/15/2031	21,053	0.0
15,000		UnitedHealth Group, Inc., 2.750%, 05/15/2040	13,521	0.0
4,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	3,735	0.0
47,000		UnitedHealth Group, Inc., 3.250%, 05/15/2051	44,297	0.0
19,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	18,915	0.0
95,000		Viatris, Inc., 2.700%, 06/22/2030	83,693	0.0
66,000		Viatris, Inc., 3.850%, 06/22/2040	57,255	0.0
			5,450,226	1.5

		Energy: 0.9%
18,000		Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	17,168	0.0
18,000		BP Capital Markets America, Inc., 1.749%, 08/10/2030	15,943	0.0
15,000		BP Capital Markets America, Inc., 2.939%, 06/04/2051	12,865	0.0
19,000		BP Capital Markets America, Inc., 3.379%, 02/08/2061	16,981	0.0
28,000	(4)	BP Capital Markets PLC, 4.875%, 12/31/2199	28,158	0.0
10,000		Canadian Natural Resources Ltd., 6.750%, 02/01/2039	12,346	0.0
30,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	33,904	0.0
23,000		Cenovus Energy, Inc./CA, 3.750%, 02/15/2052	20,653	0.0
20,000		Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	19,969	0.0
5,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	5,336	0.0
8,000	(2)	ConocoPhillips Co., 4.025%, 03/15/2062	8,135	0.0
25,000		Continental Resources, Inc., 4.900%, 06/01/2044	24,787	0.0
160,000	(2)	Coterra Energy, Inc., 3.900%, 05/15/2027	161,450	0.1
122,000		Diamondback Energy, Inc., 3.125%, 03/24/2031	116,722	0.0
64,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	63,470	0.0
200,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	199,524	0.1
38,000	(4)	Enbridge, Inc., 5.750%, 07/15/2080	39,425	0.0
9,000		Energy Transfer L.P., 4.250%, 04/01/2024	9,181	0.0
5,000		Energy Transfer L.P., 4.900%, 03/15/2035	5,072	0.0
43,000		Energy Transfer L.P., 5.300%, 04/01/2044	44,384	0.0
160,000		Energy Transfer L.P., 5.300%, 04/15/2047	165,044	0.1
60,000		Energy Transfer L.P., 5.800%, 06/15/2038	65,162	0.0
25,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	25,471	0.0
50,000	(4)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	44,741	0.0
2,000		Halliburton Co., 3.500%, 08/01/2023	2,019	0.0
144,000		Hess Corp., 5.600%, 02/15/2041	162,223	0.1
200,000	(2)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	195,068	0.1
100,000		Kinder Morgan, Inc., 3.600%, 02/15/2051	89,104	0.0
18,000		Kinder Morgan, Inc., 5.550%, 06/01/2045	20,183	0.0
23,000		Marathon Petroleum Corp., 4.700%, 05/01/2025	23,927	0.0
35,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	35,686	0.0
25,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	25,602	0.0
20,000		MPLX L.P., 1.750%, 03/01/2026	18,767	0.0
114,000		MPLX L.P., 2.650%, 08/15/2030	104,625	0.0
9,000		MPLX L.P., 4.700%, 04/15/2048	9,094	0.0
55,000		MPLX L.P., 4.875%, 06/01/2025	57,085	0.0
11,000		MPLX L.P., 5.200%, 03/01/2047	11,828	0.0
21,000		MPLX L.P., 5.200%, 12/01/2047	22,348	0.0
25,000		MPLX L.P., 5.500%, 02/15/2049	27,771	0.0
16,000	(2)	Northern Natural Gas Co., 3.400%, 10/16/2051	14,045	0.0
19,000		ONEOK Partners L.P., 6.125%, 02/01/2041	20,962	0.0
24,000		ONEOK Partners L.P., 6.200%, 09/15/2043	26,476	0.0
10,000		ONEOK, Inc., 2.200%, 09/15/2025	9,590	0.0
72,000		Ovintiv Exploration, Inc., 5.625%, 07/01/2024	75,741	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

200,000	(2)	Petroleos del Peru SA, 4.750%, 06/19/2032	179,475	0.1
335,000		Petroleos Mexicanos, 6.700%, 02/16/2032	318,598	0.1
10,000		Phillips 66, 0.900%, 02/15/2024	9,683	0.0
41,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	39,677	0.0
25,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	25,732	0.0
50,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	51,408	0.0
73,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	70,233	0.0
4,000		Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/2042	3,889	0.0
15,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	15,432	0.0
16,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	16,939	0.0
126,000	(2)	Santos Finance Ltd., 3.649%, 04/29/2031	117,864	0.1
19,000	(2)	Schlumberger Holdings Corp., 3.750%, 05/01/2024	19,358	0.0
125,000		Shell International Finance BV, 3.250%, 05/11/2025	126,442	0.1
35,000		Shell International Finance BV, 4.125%, 05/11/2035	37,066	0.0
9,000		Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	8,790	0.0
4,000		Valero Energy Corp., 2.850%, 04/15/2025	3,956	0.0
25,000		Valero Energy Corp., 3.650%, 12/01/2051	22,129	0.0
30,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	30,557	0.0
19,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	20,960	0.0
			3,226,223	0.9

		Financial: 3.5%
18,000		Alexandria Real Estate Equities, Inc., 3.550%, 03/15/2052	16,779	0.0
13,000		Alleghany Corp., 3.625%, 05/15/2030	13,105	0.0
54,000		American Campus Communities Operating Partnership L.P., 2.250%, 01/15/2029	49,424	0.0
223,000		American Homes 4 Rent L.P., 2.375%, 07/15/2031	197,232	0.1
21,000		American Homes 4 Rent LP, 3.625%, 04/15/2032	20,479	0.0
25,000		American Homes 4 Rent LP, 4.300%, 04/15/2052	24,309	0.0
46,000		American International Group, Inc., 3.400%, 06/30/2030	45,941	0.0
165,000		American International Group, Inc., 3.875%, 01/15/2035	168,487	0.1
29,000		American International Group, Inc., 3.900%, 04/01/2026	29,769	0.0
52,000		American International Group, Inc., 4.250%, 03/15/2029	54,475	0.0
10,000		American International Group, Inc., 4.375%, 01/15/2055	10,730	0.0
33,000		American International Group, Inc., 4.500%, 07/16/2044	35,712	0.0
17,000		American International Group, Inc., 4.800%, 07/10/2045	19,227	0.0
27,000		American Tower Corp., 3.650%, 03/15/2027	26,946	0.0
8,000	(2)	Antares Holdings L.P., 3.750%, 07/15/2027	7,394	0.0
36,000		Assurant, Inc., 2.650%, 01/15/2032	31,486	0.0
54,000		Assurant, Inc., 3.700%, 02/22/2030	52,266	0.0
40,000	(2)	Athene Global Funding, 2.800%, 05/26/2023	40,027	0.0
25,000	(2)	Athene Global Funding, 2.950%, 11/12/2026	24,241	0.0
21,000	(2)	Aviation Capital Group LLC, 1.950%, 09/20/2026	19,025	0.0
8,000	(2)	Aviation Capital Group LLC, 3.875%, 05/01/2023	8,039	0.0
6,000	(2)	Aviation Capital Group LLC, 4.375%, 01/30/2024	5,995	0.0
32,000	(2)	Aviation Capital Group LLC, 5.500%, 12/15/2024	32,967	0.0
14,000	(2)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	12,800	0.0
25,000	(2)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	22,128	0.0
16,000	(2)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	14,256	0.0
9,000	(2)	Avolon Holdings Funding Ltd., 2.875%, 02/15/2025	8,650	0.0
40,000	(2)	Avolon Holdings Funding Ltd., 4.250%, 04/15/2026	39,502	0.0
200,000		Banco Santander SA, 2.746%, 05/28/2025	195,110	0.1
63,000	(4)	Bank of America Corp., 0.981%, 09/25/2025	59,763	0.0
36,000	(4)	Bank of America Corp., 1.197%, 10/24/2026	33,314	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

248,000	(4)	Bank of America Corp., 1.734%, 07/22/2027	230,538	0.1
62,000	(4)	Bank of America Corp., 1.898%, 07/23/2031	54,248	0.0
49,000	(4)	Bank of America Corp., 2.087%, 06/14/2029	44,809	0.0
45,000	(4)	Bank of America Corp., 2.572%, 10/20/2032	40,960	0.0
53,000	(4)	Bank of America Corp., 2.676%, 06/19/2041	44,917	0.0
364,000	(4)	Bank of America Corp., 2.687%, 04/22/2032	335,294	0.1
60,000	(4)	Bank of America Corp., 3.593%, 07/21/2028	60,185	0.0
115,000	(4)	Bank of America Corp., 3.846%, 03/08/2037	110,287	0.1
20,000		Bank of America Corp., 3.950%, 04/21/2025	20,395	0.0
18,000	(4)	Bank of America Corp., 3.970%, 03/05/2029	18,300	0.0
40,000	(4)	Bank of America Corp., 4.078%, 04/23/2040	41,213	0.0
13,000	(4)	Bank of America Corp., 4.083%, 03/20/2051	13,515	0.0
79,000		Bank of America Corp., 4.125%, 01/22/2024	81,123	0.0
103,000		Bank of America Corp., 4.183%, 11/25/2027	105,141	0.0
75,000	(4)	Bank of America Corp., 4.271%, 07/23/2029	77,455	0.0
50,000	(4)	Bank of Montreal, 3.803%, 12/15/2032	49,480	0.0
23,000		Bank of Nova Scotia/The, 1.950%, 02/02/2027	21,765	0.0
25,000		Bank of Nova Scotia/The, 2.200%, 02/03/2025	24,369	0.0
21,000		Bank of Nova Scotia/The, 2.700%, 08/03/2026	20,641	0.0
34,000	(4)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	34,085	0.0
11,000		Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	9,569	0.0
21,000		Berkshire Hathaway Finance Corp., 3.850%, 03/15/2052	21,501	0.0
29,000		Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	31,903	0.0
21,000	(2)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	18,789	0.0
55,000	(2)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	48,002	0.0
41,000	(2)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	33,116	0.0
59,000	(2)	Blackstone Holdings Finance Co. LLC, 3.200%, 01/30/2052	51,193	0.0
30,000	(2)	Blackstone Private Credit Fund, 2.625%, 12/15/2026	27,046	0.0
41,000	(2)	Blackstone Private Credit Fund, 4.000%, 01/15/2029	37,999	0.0
200,000	(2),(4)	BNP Paribas SA, 2.219%, 06/09/2026	190,341	0.1
22,000		Boston Properties L.P., 3.250%, 01/30/2031	21,312	0.0
250,000	(2),(4)	BPCE SA, 2.277%, 01/20/2032	219,899	0.1
206,000	(2)	BPCE SA, 5.700%, 10/22/2023	213,179	0.1
35,000		Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	34,208	0.0
70,000		Canadian Imperial Bank of Commerce, 3.600%, 04/07/2032	69,756	0.0
45,000	(4)	Capital One Financial Corp., 1.878%, 11/02/2027	41,592	0.0
40,000	(4)	Capital One Financial Corp., 3.273%, 03/01/2030	38,664	0.0
8,000		Capital One Financial Corp., 3.650%, 05/11/2027	8,020	0.0
33,000		CBRE Services, Inc., 2.500%, 04/01/2031	29,866	0.0
12,000		Charles Schwab Corp./The, 2.300%, 05/13/2031	11,091	0.0
44,000		Charles Schwab Corp./The, 2.900%, 03/03/2032	42,423	0.0
20,000	(4)	Charles Schwab Corp./The, 5.375%, 12/31/2199	20,700	0.0
28,000		Chubb INA Holdings, Inc., 2.850%, 12/15/2051	24,388	0.0
13,000		Chubb INA Holdings, Inc., 3.050%, 12/15/2061	11,236	0.0
28,000		CI Financial Corp., 4.100%, 06/15/2051	24,790	0.0
221,000	(4)	Citigroup, Inc., 1.462%, 06/09/2027	203,277	0.1
17,000	(4)	Citigroup, Inc., 2.904%, 11/03/2042	14,623	0.0
45,000		Citigroup, Inc., 5.500%, 09/13/2025	48,090	0.0
54,000		CME Group, Inc., 2.650%, 03/15/2032	51,729	0.0
260,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	264,452	0.1
53,000		Corebridge Financial, Inc., 3.850%, 04/05/2029	52,952	0.0
69,000		Corebridge Financial, Inc., 3.900%, 04/05/2032	68,860	0.0
20,000		Corebridge Financial, Inc., 4.350%, 04/05/2042	20,012	0.0
45,000		Corebridge Financial, Inc., 4.400%, 04/05/2052	45,048	0.0
250,000	(2),(4)	Credit Suisse Group AG, 2.193%, 06/05/2026	235,037	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

14,000		Crown Castle International Corp., 1.050%, 07/15/2026	12,668	0.0
27,000		Crown Castle International Corp., 2.900%, 03/15/2027	26,146	0.0
30,000		CubeSmart L.P., 2.250%, 12/15/2028	27,287	0.0
200,000	(2),(4)	Danske Bank A/S, 1.621%, 09/11/2026	185,168	0.1
33,000	(2)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	29,774	0.0
50,000		Essex Portfolio L.P., 3.250%, 05/01/2023	50,233	0.0
200,000	(2)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	193,112	0.1
43,000	(4)	Goldman Sachs Group, Inc., 1.542%, 09/10/2027	39,359	0.0
35,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	35,890	0.0
46,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	51,598	0.0
17,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	21,482	0.0
74,000	(2)	Hartford Financial Services Group, Inc./The, 2.631%, (US0003M + 2.125%), 02/12/2067	65,527	0.0
9,000		Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	10,642	0.0
800,000	(4)	HSBC Holdings PLC, 2.099%, 06/04/2026	761,421	0.2
400,000	(4)	HSBC Holdings PLC, 2.633%, 11/07/2025	390,403	0.1
24,000		Intercontinental Exchange, Inc., 2.650%, 09/15/2040	20,467	0.0
39,000		Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	35,365	0.0
55,000	(4)	JPMorgan Chase & Co., 0.969%, 06/23/2025	52,556	0.0
137,000	(4)	JPMorgan Chase & Co., 1.040%, 02/04/2027	125,704	0.1
65,000	(4)	JPMorgan Chase & Co., 1.470%, 09/22/2027	59,975	0.0
55,000	(4)	JPMorgan Chase & Co., 2.069%, 06/01/2029	50,737	0.0
33,000	(4)	JPMorgan Chase & Co., 2.182%, 06/01/2028	30,999	0.0
31,000	(4)	JPMorgan Chase & Co., 2.525%, 11/19/2041	25,554	0.0
182,000	(4)	JPMorgan Chase & Co., 2.545%, 11/08/2032	166,552	0.1
48,000	(4)	JPMorgan Chase & Co., 2.580%, 04/22/2032	44,042	0.0
57,000	(4)	JPMorgan Chase & Co., 2.595%, 02/24/2026	55,941	0.0
57,000	(4)	JPMorgan Chase & Co., 2.947%, 02/24/2028	55,690	0.0
17,000	(4)	JPMorgan Chase & Co., 2.963%, 01/25/2033	16,044	0.0
211,000	(4)	JPMorgan Chase & Co., 3.157%, 04/22/2042	191,985	0.1
31,000	(4)	JPMorgan Chase & Co., 3.328%, 04/22/2052	28,791	0.0
70,000	(4)	JPMorgan Chase & Co., 3.797%, 07/23/2024	70,821	0.0
30,000		Kilroy Realty L.P., 2.650%, 11/15/2033	26,051	0.0
26,000		Kilroy Realty L.P., 3.450%, 12/15/2024	26,021	0.0
13,000		Kite Realty Group L.P., 4.000%, 10/01/2026	13,026	0.0
82,000		Main Street Capital Corp., 3.000%, 07/14/2026	76,136	0.0
30,000		Main Street Capital Corp., 5.200%, 05/01/2024	30,636	0.0
200,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	201,272	0.1
200,000	(4)	Mizuho Financial Group, Inc., 2.226%, 05/25/2026	191,934	0.1
32,000	(4)	Morgan Stanley, 1.512%, 07/20/2027	29,460	0.0
103,000	(4)	Morgan Stanley, 1.593%, 05/04/2027	95,827	0.0
24,000	(4)	Morgan Stanley, 1.794%, 02/13/2032	20,669	0.0
234,000	(4)	Morgan Stanley, 2.188%, 04/28/2026	226,272	0.1
178,000	(4)	Morgan Stanley, 2.239%, 07/21/2032	157,967	0.1
18,000	(4)	Morgan Stanley, 2.475%, 01/21/2028	17,187	0.0
50,000	(4)	Morgan Stanley, 2.511%, 10/20/2032	45,187	0.0
86,000	(4)	Morgan Stanley, 2.630%, 02/18/2026	84,423	0.0
32,000	(4)	Morgan Stanley, 2.802%, 01/25/2052	26,756	0.0
29,000	(4)	Morgan Stanley, 2.943%, 01/21/2033	27,229	0.0
45,000	(4)	Morgan Stanley, 3.737%, 04/24/2024	45,471	0.0
112,000		Morgan Stanley, 3.875%, 01/27/2026	114,234	0.1
100,000		Morgan Stanley, 4.000%, 07/23/2025	102,433	0.0
40,000	(4)	Morgan Stanley, 4.457%, 04/22/2039	43,272	0.0
250,000	(2),(4)	National Australia Bank Ltd., 3.933%, 08/02/2034	244,893	0.1
200,000	(4)	NatWest Group PLC, 3.073%, 05/22/2028	192,217	0.1
43,000	(2)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	39,443	0.0
28,000	(2)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	25,488	0.0
29,000		Old Republic International Corp., 3.850%, 06/11/2051	27,016	0.0
150,000		ORIX Corp., 3.250%, 12/04/2024	150,318	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

27,000		Owl Rock Capital Corp., 2.875%, 06/11/2028	23,599	0.0
28,000	(2)	OWL Rock Core Income Corp., 4.700%, 02/08/2027	26,964	0.0
18,000	(2)	Pacific Life Global Funding II, 1.200%, 06/24/2025	16,863	0.0
22,000	(2)	Pacific Life Global Funding II, 1.375%, 04/14/2026	20,488	0.0
70,000	(4)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	67,900	0.0
23,000		Piedmont Operating Partnership L.P., 3.150%, 08/15/2030	21,551	0.0
30,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	30,525	0.0
15,000		Public Storage, 1.950%, 11/09/2028	13,912	0.0
45,000		Realty Income Corp., 2.200%, 06/15/2028	41,578	0.0
8,000		Realty Income Corp., 3.950%, 08/15/2027	8,229	0.0
27,000		Realty Income Corp., 4.875%, 06/01/2026	28,510	0.0
23,000		Regency Centers L.P., 2.950%, 09/15/2029	21,941	0.0
10,000		Regency Centers L.P., 3.700%, 06/15/2030	10,017	0.0
24,000		Sabra Health Care L.P., 3.200%, 12/01/2031	21,458	0.0
23,000	(4)	Santander Holdings USA, Inc., 2.490%, 01/06/2028	21,493	0.0
22,000	(2)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	22,123	0.0
27,000		Simon Property Group L.P., 1.750%, 02/01/2028	24,645	0.0
200,000	(2),(4)	Societe Generale SA, 3.337%, 01/21/2033	184,204	0.1
200,000	(2),(4)	Standard Chartered PLC, 1.456%, 01/14/2027	182,115	0.1
200,000	(2),(4)	Standard Chartered PLC, 3.265%, 02/18/2036	179,574	0.1
200,000	(2),(4)	Standard Chartered PLC, 3.603%, 01/12/2033	185,375	0.1
8,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	7,851	0.0
31,000	(2)	Sumitomo Mitsui Trust Bank Ltd., 2.800%, 03/10/2027	29,926	0.0
25,000	(2)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	22,232	0.0
20,000		Toronto-Dominion Bank/The, 2.800%, 03/10/2027	19,664	0.0
35,000	(4)	Truist Financial Corp., 1.267%, 03/02/2027	32,458	0.0
25,000	(4)	Truist Financial Corp., 5.100%, 12/31/2199	25,475	0.0
200,000	(2),(4)	UBS Group AG, 2.095%, 02/11/2032	175,246	0.1
200,000	(2),(4)	UBS Group AG, 2.746%, 02/11/2033	181,958	0.1
7,000		Ventas Realty L.P., 5.700%, 09/30/2043	8,307	0.0
50,000		Visa, Inc., 4.300%, 12/14/2045	56,274	0.0
36,000	(4)	Wells Fargo & Co., 2.393%, 06/02/2028	34,083	0.0
101,000	(4)	Wells Fargo & Co., 2.406%, 10/30/2025	98,936	0.0
21,000	(4)	Wells Fargo & Co., 3.068%, 04/30/2041	18,946	0.0
120,000		Wells Fargo & Co., 3.750%, 01/24/2024	122,236	0.1
28,000		Wells Fargo & Co., 4.750%, 12/07/2046	30,556	0.0
23,000		Westpac Banking Corp., 1.953%, 11/20/2028	21,219	0.0
33,000		Westpac Banking Corp., 2.963%, 11/16/2040	27,809	0.0
45,000	(4)	Westpac Banking Corp., 3.020%, 11/18/2036	40,059	0.0
71,000		XLIT Ltd., 4.450%, 03/31/2025	73,037	0.0
22,000		XLIT Ltd., 5.500%, 03/31/2045	26,099	0.0
			12,451,167	3.5

		Industrial: 0.3%
27,000		Berry Global, Inc., 0.950%, 02/15/2024	25,866	0.0
40,000		Berry Global, Inc., 1.650%, 01/15/2027	36,500	0.0
22,000		Boeing Co/The, 3.250%, 02/01/2028	21,235	0.0
50,000		Boeing Co/The, 3.250%, 02/01/2035	44,739	0.0
11,000	(3)	Boeing Co/The, 3.625%, 02/01/2031	10,726	0.0
9,000		Boeing Co/The, 3.850%, 11/01/2048	7,920	0.0
35,000		Boeing Co/The, 4.875%, 05/01/2025	36,142	0.0
45,000		Boeing Co/The, 5.150%, 05/01/2030	48,060	0.0
27,000		Boeing Co/The, 5.805%, 05/01/2050	31,273	0.0
45,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	46,760	0.0
65,000		Canadian Pacific Railway Co., 2.450%, 12/02/2031	60,453	0.0
51,000		FedEx Corp., 3.900%, 02/01/2035	50,832	0.0
27,000		Fortune Brands Home & Security, Inc., 4.000%, 03/25/2032	27,074	0.0
18,000		GE Capital Funding LLC, 4.400%, 05/15/2030	18,374	0.0
42,000		Norfolk Southern Corp., 3.650%, 08/01/2025	42,549	0.0
13,000		Norfolk Southern Corp., 4.100%, 05/15/2121	12,167	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

7,000		Northrop Grumman Corp., 2.930%, 01/15/2025	7,022	0.0
24,000	(2)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	22,056	0.0
40,000	(2)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	37,172	0.0
56,000		Raytheon Technologies Corp., 3.200%, 03/15/2024	56,644	0.0
2,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	2,027	0.0
34,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	36,997	0.0
51,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	56,441	0.0
20,000		Republic Services, Inc., 1.750%, 02/15/2032	17,197	0.0
30,000	(2)	Sealed Air Corp., 1.573%, 10/15/2026	27,375	0.0
44,000		Sonoco Products Co., 2.250%, 02/01/2027	41,733	0.0
154,000		Sonoco Products Co., 2.850%, 02/01/2032	144,130	0.1
15,000	(2)	TD SYNNEX Corp., 1.750%, 08/09/2026	13,760	0.0
97,000		Teledyne Technologies, Inc., 1.600%, 04/01/2026	90,512	0.1
29,000		Union Pacific Corp., 2.800%, 02/14/2032	27,879	0.0
76,000		Union Pacific Corp., 3.500%, 02/14/2053	74,582	0.1
15,000		Union Pacific Corp., 3.550%, 05/20/2061	14,316	0.0
			1,190,513	0.3

		Industrials: 0.1%
200,000		Misc Capital Two (Labuan) Ltd., 3.750%, 04/06/2027	199,432	0.1

		Technology: 0.6%
17,000		Analog Devices, Inc., 2.800%, 10/01/2041	15,315	0.0
115,000		Apple, Inc., 2.650%, 02/08/2051	99,521	0.1
110,000		Apple, Inc., 2.800%, 02/08/2061	94,933	0.1
25,000		Apple, Inc., 2.850%, 08/05/2061	21,650	0.0
70,000		Apple, Inc., 3.750%, 09/12/2047	73,101	0.0
15,000		Apple, Inc., 4.500%, 02/23/2036	17,185	0.0
27,000		Citrix Systems, Inc., 1.250%, 03/01/2026	26,284	0.0
8,000		Citrix Systems, Inc., 3.300%, 03/01/2030	7,925	0.0
25,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	27,104	0.0
20,000		DXC Technology Co., 1.800%, 09/15/2026	18,363	0.0
20,000		DXC Technology Co., 2.375%, 09/15/2028	18,108	0.0
20,000		Fiserv, Inc., 2.750%, 07/01/2024	19,954	0.0
69,000		Fiserv, Inc., 3.500%, 07/01/2029	67,999	0.0
30,000		HP, Inc., 2.650%, 06/17/2031	26,890	0.0
81,000		HP, Inc., 4.000%, 04/15/2029	80,771	0.0
45,000		HP, Inc., 4.050%, 09/15/2022	45,479	0.0
15,000	(2)	Infor, Inc., 1.450%, 07/15/2023	14,705	0.0
15,000		Intel Corp., 3.100%, 02/15/2060	12,959	0.0
42,000		Intel Corp., 3.200%, 08/12/2061	37,355	0.0
30,000		Intel Corp., 3.250%, 11/15/2049	27,796	0.0
75,000		Intel Corp., 4.600%, 03/25/2040	83,195	0.0
100,000		International Business Machines Corp., 3.300%, 05/15/2026	101,141	0.1
21,000	(2)	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	18,779	0.0
54,000	(2)	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	46,830	0.0
25,000	(2)	Kyndryl Holdings, Inc., 3.150%, 10/15/2031	21,103	0.0
37,000		Microchip Technology, Inc., 2.670%, 09/01/2023	36,896	0.0
93,000		Microsoft Corp., 2.921%, 03/17/2052	87,531	0.0
17,000		NetApp, Inc., 1.875%, 06/22/2025	16,276	0.0
62,000		NVIDIA Corp., 1.550%, 06/15/2028	57,056	0.0
31,000	(2)	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	32,662	0.0
20,000	(2)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	16,962	0.0
20,000	(2)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	19,415	0.0
100,000	(2)	NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	103,360	0.1
70,000		Oracle Corp., 2.300%, 03/25/2028	64,073	0.0
9,000		Oracle Corp., 3.600%, 04/01/2050	7,487	0.0
74,000		Oracle Corp., 3.650%, 03/25/2041	64,832	0.0
6,000		Oracle Corp., 3.850%, 07/15/2036	5,535	0.0
53,000		Oracle Corp., 3.950%, 03/25/2051	46,503	0.0
150,000		Oracle Corp., 4.300%, 07/08/2034	148,319	0.1
17,000		Roper Technologies, Inc., 1.400%, 09/15/2027	15,435	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

81,000		salesforce.com, Inc., 2.700%, 07/15/2041	71,971	0.0
12,000		salesforce.com, Inc., 2.900%, 07/15/2051	10,692	0.0
180,000		VMware, Inc., 1.400%, 08/15/2026	165,515	0.1
20,000		VMware, Inc., 1.800%, 08/15/2028	17,779	0.0
35,000		Workday, Inc., 3.700%, 04/01/2029	35,110	0.0
30,000		Workday, Inc., 3.800%, 04/01/2032	29,980	0.0
			2,077,834	0.6

		Utilities: 1.4%
152,000		AEP Texas, Inc., 3.450%, 01/15/2050	135,537	0.1
32,000	(2)	AEP Texas, Inc., 3.850%, 10/01/2025	32,370	0.0
21,000		AES Corp./The, 1.375%, 01/15/2026	19,338	0.0
16,000	(2)	AES Corp./The, 3.950%, 07/15/2030	15,882	0.0
20,000		Alabama Power Co., 3.450%, 10/01/2049	18,638	0.0
41,000	(2)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	39,922	0.0
74,000	(2)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	74,865	0.0
30,000	(4)	American Electric Power Co., Inc., 3.875%, 02/15/2062	27,737	0.0
35,000	(2)	American Transmission Systems, Inc., 2.650%, 01/15/2032	32,377	0.0
28,000	(2)	American Transmission Systems, Inc., 5.000%, 09/01/2044	30,914	0.0
23,000		Appalachian Power Co., 2.700%, 04/01/2031	21,345	0.0
14,000		Appalachian Power Co., 3.700%, 05/01/2050	13,110	0.0
55,000		Avangrid, Inc., 3.200%, 04/15/2025	54,888	0.0
30,000		Baltimore Gas and Electric Co., 2.250%, 06/15/2031	27,348	0.0
26,000		Berkshire Hathaway Energy Co., 1.650%, 05/15/2031	22,674	0.0
25,000		Black Hills Corp., 2.500%, 06/15/2030	22,765	0.0
15,000		Black Hills Corp., 3.050%, 10/15/2029	14,398	0.0
40,000		Black Hills Corp., 4.250%, 11/30/2023	40,786	0.0
8,000		Black Hills Corp., 4.350%, 05/01/2033	8,154	0.0
25,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	24,537	0.0
39,000	(2)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	38,169	0.0
26,000	(4)	CMS Energy Corp., 3.750%, 12/01/2050	23,010	0.0
68,000	(4)	CMS Energy Corp., 4.750%, 06/01/2050	67,490	0.0
13,000		Commonwealth Edison Co., 3.750%, 08/15/2047	12,985	0.0
34,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	33,380	0.0
13,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	14,526	0.0
100,000		Dominion Energy South Carolina, Inc., 2.300%, 12/01/2031	91,370	0.1
70,000	(4)	Dominion Energy, Inc., 4.350%, 12/31/2199	68,044	0.0
35,000	(4)	Dominion Energy, Inc., 4.650%, 12/31/2199	34,825	0.0
13,000		DTE Electric Co., 2.950%, 03/01/2050	11,518	0.0
12,000		Duke Energy Carolinas LLC, 2.550%, 04/15/2031	11,275	0.0
200,000		Duke Energy Carolinas LLC, 2.950%, 12/01/2026	199,713	0.1
2,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	1,959	0.0
6,000		Duke Energy Carolinas LLC, 3.750%, 06/01/2045	5,927	0.0
10,000		Duke Energy Carolinas LLC, 3.875%, 03/15/2046	10,091	0.0
2,000		Duke Energy Carolinas LLC, 3.950%, 03/15/2048	2,061	0.0
125,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	128,286	0.1
2,000		Duke Energy Carolinas LLC, 4.250%, 12/15/2041	2,099	0.0
15,000	(4)	Duke Energy Corp., 4.875%, 12/31/2199	15,197	0.0
45,000		Duke Energy Florida LLC, 2.400%, 12/15/2031	41,577	0.0
21,000		Duke Energy Florida LLC, 3.000%, 12/15/2051	18,821	0.0
8,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	8,561	0.0
195,000		Duke Energy Indiana LLC, 2.750%, 04/01/2050	165,012	0.1
30,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	26,772	0.0
13,000		Duke Energy Ohio, Inc., 2.125%, 06/01/2030	11,831	0.0
109,000		Duke Energy Progress LLC, 3.700%, 10/15/2046	106,089	0.1
55,000		Duke Energy Progress LLC, 4.100%, 05/15/2042	56,874	0.0
3,000		Duke Energy Progress LLC, 4.100%, 03/15/2043	3,070	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

2,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	2,098	0.0
17,000	(2)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	15,275	0.0
124,000		Entergy Arkansas LLC, 2.650%, 06/15/2051	101,607	0.1
53,000		Entergy Arkansas LLC, 4.200%, 04/01/2049	57,022	0.0
32,000		Entergy Corp., 2.400%, 06/15/2031	28,773	0.0
13,000		Entergy Corp., 2.800%, 06/15/2030	12,203	0.0
100,000		Entergy Louisiana LLC, 2.900%, 03/15/2051	86,681	0.1
9,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	9,555	0.0
33,000		Entergy Texas, Inc., 4.000%, 03/30/2029	34,461	0.0
18,000		Evergy Metro, Inc., 2.250%, 06/01/2030	16,549	0.0
25,000		Eversource Energy, 1.400%, 08/15/2026	23,102	0.0
57,000		Eversource Energy, 2.900%, 03/01/2027	55,950	0.0
35,000		Eversource Energy, 3.375%, 03/01/2032	34,276	0.0
5,000		Exelon Corp., 4.050%, 04/15/2030	5,168	0.0
10,000		Exelon Corp., 4.700%, 04/15/2050	11,034	0.0
57,000		FirstEnergy Corp., 3.350%, 07/15/2022	57,070	0.0
30,000		Florida Power & Light Co., 2.875%, 12/04/2051	26,956	0.0
25,000		Georgia Power Co., 2.200%, 09/15/2024	24,537	0.0
33,000		Georgia Power Co., 5.750%, 04/15/2023	33,996	0.0
44,000		Indiana Michigan Power Co., 3.250%, 05/01/2051	39,442	0.0
20,000		Interstate Power and Light Co., 3.100%, 11/30/2051	17,163	0.0
80,000		Interstate Power and Light Co., 3.250%, 12/01/2024	80,427	0.1
12,000		IPALCO Enterprises, Inc., 4.250%, 05/01/2030	12,039	0.0
200,000	(2)	Israel Electric Corp. Ltd., 3.750%, 02/22/2032	192,672	0.1
14,000	(2)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	13,057	0.0
50,000	(2)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	51,099	0.0
50,000	(2)	Jersey Central Power & Light Co., 4.700%, 04/01/2024	51,145	0.0
12,000	(2)	Metropolitan Edison Co., 4.000%, 04/15/2025	11,953	0.0
5,000		MidAmerican Energy Co., 4.400%, 10/15/2044	5,388	0.0
30,000		Mississippi Power Co., 4.250%, 03/15/2042	30,160	0.0
20,000	(2)	Monongahela Power Co., 3.550%, 05/15/2027	20,009	0.0
15,000	(2)	Narragansett Electric Co/The, 3.395%, 04/09/2030	14,764	0.0
44,000		National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	41,064	0.0
49,000		National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	46,363	0.0
43,000	(4)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	41,964	0.0
175,000		NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	164,409	0.1
123,000		NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	113,577	0.1
25,000		NextEra Energy Capital Holdings, Inc., 2.440%, 01/15/2032	22,890	0.0
45,000	(4)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	41,592	0.0
100,000		NiSource, Inc., 0.950%, 08/15/2025	92,009	0.1
20,000		NiSource, Inc., 5.950%, 06/15/2041	23,406	0.0
18,000		NSTAR Electric Co., 1.950%, 08/15/2031	15,919	0.0
20,000		Oglethorpe Power Corp., 3.750%, 08/01/2050	18,873	0.0
59,000		ONE Gas, Inc., 1.100%, 03/11/2024	56,951	0.0
13,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	11,278	0.0
28,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	23,917	0.0
17,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	15,115	0.0
7,000		PacifiCorp, 4.150%, 02/15/2050	7,322	0.0
5,000		PECO Energy Co., 3.700%, 09/15/2047	5,044	0.0
10,000		PECO Energy Co., 4.150%, 10/01/2044	10,426	0.0
200,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	202,460	0.1
15,000		Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	13,428	0.0
75,000		PPL Electric Utilities Corp., 4.125%, 06/15/2044	77,120	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

5,000		Public Service Electric and Gas Co., 3.600%, 12/01/2047	4,964	0.0
17,000		Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	14,561	0.0
80,000		Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	72,766	0.0
50,000		Sempra Energy, 3.800%, 02/01/2038	49,154	0.0
75,000	(4)	Sempra Energy, 4.125%, 04/01/2052	70,207	0.0
24,000	(4)	Sempra Energy, 4.875%, 12/31/2199	24,180	0.0
68,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	66,871	0.0
75,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	73,765	0.0
6,000		Southern California Edison Co., 4.050%, 03/15/2042	5,787	0.0
40,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	47,203	0.0
60,000	(4)	Southern Co/The, 3.750%, 09/15/2051	55,473	0.0
35,000	(4)	Southern Co/The, 4.000%, 01/15/2051	33,950	0.0
27,000		Southwest Gas Corp., 4.050%, 03/15/2032	26,958	0.0
36,000		Southwestern Electric Power Co., 1.650%, 03/15/2026	33,888	0.0
14,000		Tampa Electric Co., 4.350%, 05/15/2044	14,570	0.0
25,000		Tucson Electric Power Co., 1.500%, 08/01/2030	21,420	0.0
17,000		Union Electric Co., 3.900%, 09/15/2042	16,891	0.0
28,000		Virginia Electric and Power Co., 3.450%, 09/01/2022	28,087	0.0
36,000		Washington Gas Light Co., 3.650%, 09/15/2049	34,808	0.0
31,000		WEC Energy Group, Inc., 1.375%, 10/15/2027	27,939	0.0
26,000		WEC Energy Group, Inc., 2.200%, 12/15/2028	23,877	0.0
23,000		Wisconsin Electric Power Co., 1.700%, 06/15/2028	20,826	0.0
26,000		Wisconsin Public Service Corp., 3.671%, 12/01/2042	24,989	0.0
			4,902,009	1.4

	Total Corporate Bonds/Notes
	(Cost $36,669,837)		34,767,498	9.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.5%
61,928		Alternative Loan Trust 2004-J7 MI, 1.477%, (US0001M + 1.020%), 10/25/2034	61,782	0.0
41,503		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	35,916	0.0
87,443		Alternative Loan Trust 2005-J2 1A12, 0.857%, (US0001M + 0.400%), 04/25/2035	73,260	0.0
15,732		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	10,120	0.0
81,230		Alternative Loan Trust 2006-19CB A12, 0.857%, (US0001M + 0.400%), 08/25/2036	40,174	0.0
24,310		Alternative Loan Trust 2007-23CB A3, 0.957%, (US0001M + 0.500%), 09/25/2037	11,742	0.0
106,053		Alternative Loan Trust 2007-2CB 2A1, 1.057%, (US0001M + 0.600%), 03/25/2037	49,529	0.0
600,000	(2)	Arroyo Mortgage Trust 2022-1 A3, 3.650%, 12/25/2056	576,780	0.2
25,259	(4)	Bear Stearns ALT-A Trust 2005-7 21A1, 2.627%, 09/25/2035	22,838	0.0
42,606		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 0.647%, (US0001M + 0.190%), 01/25/2037	39,549	0.0
500,000	(2)	Bellemeade Re 2022-1 M1C Ltd., 3.799%, (SOFR30A + 3.700%), 01/26/2032	482,047	0.1
60,188	(4)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.772%, 03/25/2036	51,726	0.0
30,427	(4)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.185%, 09/25/2037	28,815	0.0
100,000	(2)	Connecticut Avenue Securities Trust 2020-R02 2B1, 3.457%, (US0001M + 3.000%), 01/25/2040	91,898	0.0
290,091		Fannie Mae 2011-113 CL, 4.000%, 11/25/2041	295,648	0.1
431,094		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	450,812	0.1
51,662		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.457%, (US0001M + 4.000%), 05/25/2025	51,730	0.0
143,545		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.457%, (US0001M + 3.000%), 10/25/2029	146,696	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

160,326		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 3.307%, (US0001M + 2.850%), 11/25/2029	163,214	0.1
59,591		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 3.257%, (US0001M + 2.800%), 02/25/2030	60,700	0.0
162,482		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.457%, (US0001M + 2.000%), 03/25/2031	162,478	0.1
22,055	(2)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.757%, (US0001M + 2.300%), 08/25/2031	22,062	0.0
80,692	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.507%, (US0001M + 2.050%), 01/25/2040	80,660	0.0
179,522		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	187,671	0.1
161,376	(4)	Fannie Mae REMIC Trust 2009-50 HZ, 5.534%, 02/25/2049	174,150	0.1
129,093		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	137,598	0.0
102,803		Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/2040	106,878	0.0
233,792		Fannie Mae REMICS 2009-96 DB, 4.000%, 11/25/2029	239,295	0.1
61,259		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	65,546	0.0
37,273		Fannie Mae REMICS 2011-84 Z, 5.250%, 09/25/2041	38,400	0.0
89,987		Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	89,898	0.0
456,732		Fannie Mae REMICS 2018-11 BX, 4.000%, 12/25/2047	463,320	0.1
51,494		Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	50,360	0.0
90,641	(2),(4)	Flagstar Mortgage Trust 2018-1 B3, 3.968%, 03/25/2048	88,353	0.0
260,976		Freddie Mac 4634 ZM, 5.000%, 11/15/2056	318,178	0.1
53,944		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	57,266	0.0
46,576		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	50,145	0.0
11,428		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	12,261	0.0
34,063		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	36,267	0.0
106,081		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	113,760	0.0
40,685		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	43,243	0.0
38,597	(4),(5)	Freddie Mac REMIC Trust 3524 LA, 5.146%, 03/15/2033	38,918	0.0
38,987		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	41,704	0.0
6,918		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	7,254	0.0
218,251		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	217,680	0.1
557,684		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	584,932	0.2
557,684		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	583,883	0.2
1,058,134		Freddie Mac REMICS 4136 ZG, 3.000%, 11/15/2042	1,039,707	0.3
518,357		Freddie Mac REMICS 4372 Z, 3.000%, 08/15/2044	508,310	0.2
182,283		Freddie Mac REMICS 4495 PA, 3.500%, 09/15/2043	182,524	0.1
250,000	(2)	Freddie Mac STACR REMIC Trust 2020-DNA6 M2, 2.099%, (SOFR30A + 2.000%), 12/25/2050	247,070	0.1
108,008	(2)	Freddie Mac STACR Remic Trust 2020-HQA2 M2, 3.557%, (US0001M + 3.100%), 03/25/2050	108,580	0.0
25,405	(2)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 4.057%, (US0001M + 3.600%), 07/25/2050	25,441	0.0
250,000	(2)	Freddie Mac STACR REMIC Trust 2021-DNA5 M2, 1.749%, (SOFR30A + 1.650%), 01/25/2034	246,087	0.1
600,000	(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 3.849%, (SOFR30A + 3.750%), 12/25/2041	541,774	0.2
100,000	(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 3.499%, (SOFR30A + 3.400%), 01/25/2042	91,119	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

130,153		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.807%, (US0001M + 2.350%), 04/25/2030	131,134	0.0
75,674		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.757%, (US0001M + 2.300%), 09/25/2030	75,807	0.0
280,070		Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	266,374	0.1
1,113,780		Ginnie Mae 2019-15 CZ, 3.500%, 02/20/2049	1,123,559	0.3
33,590		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	35,132	0.0
223,690		Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/2040	227,807	0.1
10,161		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	10,812	0.0
28,592		HomeBanc Mortgage Trust 2004-1 2A, 1.317%, (US0001M + 0.860%), 08/25/2029	28,209	0.0
97,666	(2),(4)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	97,708	0.0
167,534	(2),(4)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	164,512	0.1
100,000	(2)	Mello Warehouse Securitization Trust 2021-1 C, 1.557%, (US0001M + 1.100%), 02/25/2055	99,259	0.0
45,245		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	33,496	0.0
300,000	(2)	Mortgage Insurance-Linked Notes 2021-3 M1B, 2.999%, (SOFR30A + 2.900%), 02/25/2034	290,134	0.1
9,610		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	8,814	0.0
17,315	(4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.469%, 10/25/2036	16,759	0.0
43,365		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 1.477%, (US0001M + 0.510%), 08/25/2045	43,132	0.0
22,827		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 1.437%, (US0001M + 0.490%), 10/25/2045	22,484	0.0
22,578	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.854%, 08/25/2046	22,188	0.0
107,852	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.030%, 12/25/2036	106,479	0.0
59,379	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 2.950%, 07/25/2037	59,023	0.0
134,365		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.101%, (12MTA + 0.960%), 08/25/2046	92,322	0.0
13,297		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.887%, (US0001M + 0.430%), 06/25/2037	10,800	0.0
10,991	(4)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.885%, 04/25/2036	10,705	0.0
16,225	(4)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 2.868%, 12/28/2037	16,001	0.0

	Total Collateralized Mortgage Obligations
	(Cost $13,081,394)		12,740,398	3.5

U.S. TREASURY OBLIGATIONS: 4.2%
		U.S. Treasury Bonds: 1.5%
1,000		1.250%,05/15/2050	747	0.0
22,000		1.375%,11/15/2040	18,002	0.0
2,200		1.625%,11/15/2050	1,806	0.0
1,333,200		1.875%,02/15/2032	1,280,497	0.4
1,790,000		1.875%,11/15/2051	1,570,725	0.4
2,563,800		2.375%,02/15/2042	2,473,666	0.7
			5,345,443	1.5

		U.S. Treasury Notes: 2.7%
1,000		0.125%,10/15/2023	969	0.0
260,500		0.500%,11/30/2023	253,240	0.1
344,900	(3)	0.875%,01/31/2024	336,170	0.1
20,500		1.125%,02/15/2031	18,516	0.0
137,800		1.250%,11/30/2026	130,396	0.0
219,300		1.250%,09/30/2028	203,546	0.1
364,000	(3)	1.500%,02/29/2024	358,725	0.1
347,900	(3)	1.500%,01/31/2027	332,516	0.1
693,400		1.500%,11/30/2028	653,245	0.2
1,898,000		1.750%,03/15/2025	1,857,964	0.5
251,500	(3)	1.875%,02/28/2027	244,800	0.1
536,000	(3)	1.875%,02/28/2029	517,533	0.1
3,439,000		2.250%,03/31/2024	3,434,500	1.0
1,121,000		2.375%,03/31/2029	1,117,847	0.3
192,000		2.500%,03/31/2027	192,435	0.0
			9,652,402	2.7

	Total U.S. Treasury Obligations
	(Cost $15,291,758)		14,997,845	4.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.5%
		Federal Home Loan Mortgage Corporation: 0.2%(6)
8,652		2.500%,05/01/2030	8,580	0.0
5,548		2.500%,05/01/2030	5,504	0.0
10,222		2.500%,06/01/2030	10,136	0.0
18,832		3.000%,03/01/2045	18,798	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

12,985		3.000%,03/01/2045	12,903	0.0
20,321		3.000%,04/01/2045	20,222	0.0
28,908		3.500%,03/01/2045	29,411	0.0
85,742		4.000%,12/01/2041	89,598	0.1
28,539		4.000%,12/01/2042	29,850	0.0
3,883		4.000%,09/01/2045	4,036	0.0
4,628		4.000%,09/01/2045	4,836	0.0
6,820		4.000%,09/01/2045	7,125	0.0
4,663		4.000%,09/01/2045	4,856	0.0
56,617		4.500%,08/01/2041	59,256	0.0
246,867		4.500%,09/01/2041	263,034	0.1
2,422		5.500%,07/01/2037	2,657	0.0
1,894		6.500%,12/01/2031	2,064	0.0
			572,866	0.2

		Federal National Mortgage Association: 0.1%(6)
444,681		4.500%,09/01/2047	486,513	0.1

		Government National Mortgage Association: 1.3%
1,319,113		2.500%,05/20/2051	1,281,544	0.4
600,000	(7)	3.000%,04/15/2052	593,039	0.2
2,500,000	(7)	3.500%,05/15/2052	2,507,031	0.7
22,615		4.000%,11/20/2040	23,775	0.0
46,729		4.000%,03/20/2046	48,450	0.0
41,985		4.500%,08/20/2041	44,730	0.0
83,230		4.500%,09/15/2047	89,021	0.0
			4,587,590	1.3

		Uniform Mortgage-Backed Securities: 2.9%
283,427		2.000%,05/01/2051	263,686	0.1
292,096		2.000%,10/01/2051	271,582	0.1
996,862		2.000%,02/01/2052	927,801	0.3
14,044		2.500%,05/01/2030	13,917	0.0
18,419		2.500%,06/01/2030	18,246	0.0
26,287		2.500%,06/01/2030	26,041	0.0
10,672		2.500%,07/01/2030	10,572	0.0
333,517		2.500%,01/01/2052	319,400	0.1
998,176		2.500%,02/01/2052	957,178	0.3
898,473		2.500%,02/01/2052	862,685	0.2
382,235		2.500%,03/01/2052	366,063	0.1
1,757,000	(7)	2.500%,04/15/2052	1,676,425	0.5
34,061		3.000%,09/01/2043	34,019	0.0
171,993		3.000%,04/01/2045	171,040	0.1
113,577		3.000%,07/01/2046	112,946	0.0
600,228		3.000%,04/01/2050	589,236	0.2
1,098,227		3.000%,02/01/2052	1,081,739	0.3
1,738,000	(7)	3.000%,04/15/2052	1,700,253	0.5
37,482		3.500%,10/01/2042	38,244	0.0
343,941		3.500%,08/01/2046	350,374	0.1
91,433		4.000%,07/01/2042	95,726	0.0
9,018		4.000%,07/01/2042	9,373	0.0
136,202		4.000%,01/01/2045	142,311	0.0
21,145		4.000%,06/01/2045	22,077	0.0
18,119		4.500%,11/01/2040	19,284	0.0
32,125		4.500%,10/01/2041	33,984	0.0
15,664		5.000%,06/01/2033	16,961	0.0
3,911		5.000%,02/01/2036	4,235	0.0
1,708		5.000%,07/01/2036	1,847	0.0
41,475		5.000%,07/01/2037	44,051	0.0
40,618		5.000%,11/01/2040	43,867	0.0
17,162		5.000%,05/01/2041	18,585	0.0
25,524		5.000%,06/01/2041	27,640	0.0
55,264		5.000%,06/01/2041	59,824	0.0
65,289		5.500%,12/01/2036	71,520	0.0
220		7.000%,10/01/2029	237	0.0
1,180		7.000%,01/01/2032	1,244	0.0
376		7.000%,05/01/2032	380	0.0
			10,404,593	2.9

	Total U.S. Government Agency Obligations
	(Cost $16,395,721)		16,051,562	4.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.1%
500,000	(2),(4)	Arbor Multifamily Mortgage Securities Trust 2021-MF2 E, 2.000%, 06/15/2054	388,985	0.1
500,000	(2)	AREIT 2021-CRE5 D Trust, 3.047%, (US0001M + 2.650%), 08/17/2026	497,334	0.2
100,000	(2),(4)	BAMLL Commercial Mortgage Securities Trust 2015-200P F, 3.596%, 04/14/2033	93,900	0.0
3,000,000	(4),(5)	BANK 2017-BNK8 XB, 0.174%, 11/15/2050	27,316	0.0
966,170	(4),(5)	BANK 2019-BNK16 XA, 0.944%, 02/15/2052	48,876	0.0
3,778,748	(4),(5)	BANK 2019-BNK21 XA, 0.868%, 10/17/2052	191,307	0.1
2,180,000	(2),(4),(5)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	41,874	0.0
987,618	(4),(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.037%, 03/15/2052	57,009	0.0
343,000	(2)	BX Commercial Mortgage Trust 2021-IRON E, 2.747%, (US0001M + 2.350%), 02/15/2038	334,043	0.1
400,000	(2)	BX Trust 2021-ARIA F, 2.991%, (US0001M + 2.594%), 10/15/2036	389,963	0.1
795,030	(4),(5)	CD 2017-CD4 Mortgage Trust XA, 1.270%, 05/10/2050	33,910	0.0
876,319	(4),(5)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 1.900%, 07/10/2049	53,320	0.0
1,256,431	(4),(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.081%, 10/12/2050	48,547	0.0
967,646	(4),(5)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 0.886%, 09/15/2050	37,266	0.0
1,291,681	(4),(5)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.535%, 06/10/2051	42,424	0.0
1,114,140	(4),(5)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.055%, 08/10/2056	63,252	0.0
60,000		Citigroup Commercial Mortgage Trust 2019-GC43 A4, 3.038%, 11/10/2052	58,671	0.0
737,294	(4),(5)	COMM 2012-CR4 XA, 1.685%, 10/15/2045	2,816	0.0
2,380,000	(2),(4),(5)	COMM 2012-CR4 XB, 0.614%, 10/15/2045	7,730	0.0
177,000	(4)	Comm 2013-CCRE13 C Mortgage Trust, 4.881%, 11/10/2046	176,726	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

20,000	(4)	COMM 2016-COR1 C, 4.332%, 10/10/2049	19,687	0.0
1,417,172	(4),(5)	COMM 2016-CR28 XA, 0.709%, 02/10/2049	27,876	0.0
697,330	(4),(5)	COMM 2017-COR2 XA, 1.164%, 09/10/2050	35,074	0.0
110,000	(2),(4)	DBJPM 16-C3 Mortgage Trust, 3.484%, 08/10/2049	90,131	0.0
130,000	(2),(4)	DBWF 2015-LCM D Mortgage Trust, 3.422%, 06/10/2034	111,354	0.1
655,153		Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	116,941	0.1
1,646,932	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.882%, 11/25/2030	101,288	0.0
798,813	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.330%, 07/25/2035	105,450	0.0
1,290,584	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.871%, 10/25/2035	108,781	0.1
848,000	(5)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.364%, 12/25/2029	68,809	0.0
300,000	(2)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.800%, 11/29/2050	238,356	0.1
300,000	(2)	GAM Re-REMIC Trust 2021-FRR1 2B, 1.070%, 11/29/2050	220,669	0.1
900,000	(2)	Great Wolf Trust 2019-WOLF E, 3.129%, (US0001M + 2.732%), 12/15/2036	865,178	0.3
100,000	(2)	GS Mortgage Securities Corp. II 2018-RIVR F, 2.497%, (US0001M + 2.100%), 07/15/2035	91,741	0.0
979,461	(4),(5)	GS Mortgage Securities Trust 2014-GC22 XA, 0.942%, 06/10/2047	13,703	0.0
1,360,033	(4),(5)	GS Mortgage Securities Trust 2016-GS4 XA, 0.572%, 11/10/2049	28,395	0.0
836,788	(4),(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.019%, 05/10/2050	37,458	0.0
50,000		GS Mortgage Securities Trust 2019-GC38 A4, 3.968%, 02/10/2052	51,515	0.0
1,218,279	(4),(5)	GS Mortgage Securities Trust 2019-GC38 XA, 0.955%, 02/10/2052	64,649	0.0
2,054,879	(4),(5)	GS Mortgage Securities Trust 2019-GC42 XA, 0.808%, 09/01/2052	97,739	0.0
90,000		GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	87,718	0.0
1,299,543	(4),(5)	GS Mortgage Securities Trust 2020-GC47 XA, 1.131%, 05/12/2053	96,916	0.0
100,000	(2),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	93,327	0.0
40,000	(2),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	37,894	0.0
1,137,839	(4),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.591%, 12/15/2049	24,633	0.0
100,000	(2),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	88,291	0.0
100,000	(2),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	80,671	0.0
394,520	(4),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.647%, 04/15/2047	3,579	0.0
72,104	(2),(4),(5)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.052%, 11/15/2038	233	0.0
175,000	(2)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 2.943%, (TSFR1M + 2.500%), 07/15/2036	172,933	0.1
1,492,467	(4),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 0.959%, 12/15/2047	29,053	0.0
62,000		Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	61,507	0.0
3,344,755	(4),(5)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.640%, 11/15/2052	137,115	0.1
1,008,431	(4),(5)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.299%, 05/15/2054	85,920	0.0
75,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	62,256	0.0
336,401	(2)	Motel Trust 2021-MTL6 F, 3.947%, (US0001M + 3.550%), 09/15/2038	328,736	0.1
2,085,145	(4),(5)	UBS Commercial Mortgage Trust 2018-C9 XA, 0.871%, 03/15/2051	89,710	0.0
60,000		UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 10/15/2052	57,783	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

40,000	(2),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.461%, 12/10/2045	36,922	0.0
60,000	(2),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.461%, 12/10/2045	45,534	0.0
400,000	(2)	Wells Fargo Commercial Mortgage Trust 2018-C45 D, 3.000%, 06/15/2051	321,401	0.1
1,027,434	(4),(5)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.591%, 08/15/2052	88,855	0.0
889,075	(2),(4),(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.687%, 08/15/2045	44	0.0
500,000	(2),(4)	WFRBS Commercial Mortgage Trust 2014-C23 D, 4.004%, 10/15/2057	466,840	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $7,913,822)		7,587,934	2.1

ASSET-BACKED SECURITIES: 3.0%
		Automobile Asset-Backed Securities: 0.2%
100,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	101,134	0.1
100,000		Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	100,925	0.0
100,000		Carmax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	101,109	0.0
150,000		Drive Auto Receivables Trust 2021-2 C, 0.870%, 10/15/2027	144,258	0.1
100,000	(2)	GLS Auto Receivables Issuer Trust 2021-4 C, 1.940%, 10/15/2027	95,835	0.0
26,248		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	26,303	0.0
100,000		Santander Drive Auto Receivables Trust 2021-3 D, 1.330%, 09/15/2027	95,835	0.0
			665,399	0.2

		Home Equity Asset-Backed Securities: 0.0%
86,515	(4)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	88,104	0.0

		Other Asset-Backed Securities: 2.6%
250,000	(2)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.188%, (US0003M + 1.950%), 04/14/2029	248,028	0.1
50,326	(2)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	48,968	0.0
400,000	(2)	ARES XLIV CLO Ltd. 2017-44A A2R, 1.541%, (US0003M + 1.300%), 04/15/2034	398,006	0.1
95,858	(2)	Beacon Container Finance II LLC 2021-1A A, 2.250%, 10/22/2046	90,151	0.0
250,000	(2)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 2.404%, (US0003M + 2.150%), 01/20/2032	244,746	0.1
500,000	(2)	Benefit Street Partners Clo XXII Ltd. 2020-22A AR, 2.025%, (TSFR3M + 1.350%), 04/20/2035	499,403	0.1
500,000	(2)	BlueMountain CLO 2014-2A A2R2 Ltd., 1.654%, (US0003M + 1.400%), 10/20/2030	496,070	0.1
250,000	(2)	BlueMountain CLO Ltd. 2021-28A C, 2.241%, (US0003M + 2.000%), 04/15/2034	245,517	0.1
455,000	(2)	BlueMountain CLO XXX Ltd. 2020-30A CR, 2.368%, (TSFR3M + 2.150%), 04/15/2035	452,112	0.1
100,000	(2)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	98,161	0.0
250,000	(2)	Carlyle US Clo 2017-2A CR Ltd., 1.654%, (US0003M + 1.400%), 07/20/2031	249,360	0.1
16,450		Chase Funding Trust Series 2003-5 2A2, 1.057%, (US0001M + 0.600%), 07/25/2033	15,704	0.0
250,000	(2)	Clear Creek CLO 2015-1A CR, 2.204%, (US0003M + 1.950%), 10/20/2030	244,469	0.1
84,050	(2)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	78,931	0.0
98,013	(2)	CLI Funding VIII LLC 2022-1A A1, 2.720%, 01/18/2047	92,684	0.0
96,750	(2)	Domino's Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	97,086	0.0
196,000	(2)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	188,559	0.1
99,250	(2)	Domino's Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	90,861	0.0
97,000	(2)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	97,002	0.0
250,000	(2)	Eaton Vance Clo 2015-1A A2R Ltd., 1.504%, (US0003M + 1.250%), 01/20/2030	248,848	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

99,250	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	98,468	0.0
25,104	(2)	FREED ABS Trust 2021-2 A, 0.680%, 06/19/2028	25,068	0.0
16,599	(2)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	16,646	0.0
239,147	(2)	J.G. Wentworth XXXIX LLC 2017-2A A, 3.530%, 09/15/2072	243,806	0.1
250,000	(2)	Jay Park CLO Ltd. 2016-1A BR, 2.254%, (US0003M + 2.000%), 10/20/2027	248,895	0.1
250,000	(2)	LCM XXIV Ltd. 24A AR, 1.234%, (US0003M + 0.980%), 03/20/2030	248,337	0.1
74,456	(2)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	70,833	0.0
76,593	(2)	Loanpal Solar Loan 2021-1 1GS A Ltd., 2.290%, 01/20/2048	70,179	0.0
125,893	(2)	Loanpal Solar Loan 2021-2GS A Ltd., 2.220%, 03/20/2048	117,030	0.0
250,000	(2)	Madison Park Funding XLVIII Ltd. 2021-48A C, 2.248%, (US0003M + 2.000%), 04/19/2033	248,357	0.1
250,000	(2)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	249,610	0.1
200,000	(2),(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	197,002	0.1
41,350	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	41,449	0.0
60,999	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	60,303	0.0
66,810	(2)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	61,018	0.0
75,430	(2)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	69,717	0.0
250,000	(2)	Newark BSL CLO 2 Ltd. 2017-1A BR, 2.008%, (US0003M + 1.750%), 07/25/2030	246,547	0.1
250,000	(2)	Oak Hill Credit Partners 2021-8A C, 2.141%, (US0003M + 1.900%), 01/18/2034	246,953	0.1
250,000	(2)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.204%, (US0003M + 1.950%), 03/17/2030	244,221	0.1
250,000	(2)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 1.441%, (US0003M + 1.200%), 07/15/2029	248,674	0.1
200,000	(2)	OHA Loan Funding 2013-1A A1R2 Ltd., 1.349%, (US0003M + 1.090%), 07/23/2031	199,588	0.1
100,000	(2)	Pagaya AI Debt Trust 2022-1 A, 2.030%, 10/15/2029	98,214	0.0
250,000	(2)	Palmer Square CLO 2021-1A B Ltd., 1.954%, (US0003M + 1.700%), 04/20/2034	244,404	0.1
250,000	(2)	Rockland Park CLO Ltd. 2021-1A C, 2.154%, (US0003M + 1.900%), 04/20/2034	247,184	0.1
194,508	(2)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	182,792	0.1
95,888	(2)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	87,619	0.0
94,329	(2)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	90,886	0.0
96,750	(2)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	97,927	0.0
99,750	(2)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	86,752	0.0
95,333	(2)	Textainer Marine Containers Ltd. 2021-3A A, 1.940%, 08/20/2046	86,697	0.0
91,500	(2)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	82,988	0.0
116,613	(2)	Upstart Securitization Trust 2021-4 A, 0.840%, 09/20/2031	113,473	0.0
95,750	(2)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	95,079	0.0
99,250	(2)	Wendy's Funding LLC 2021-1A A2II, 2.775%, 06/15/2051	88,050	0.0
199,000	(2)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	184,466	0.1
			9,263,898	2.6

		Student Loan Asset-Backed Securities: 0.2%
31,096	(2)	Commonbond Student Loan Trust 2017-BGS A1, 2.680%, 09/25/2042	30,889	0.0
24,925	(2)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	24,826	0.0
54,615	(2)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	54,706	0.0
41,984	(2)	Commonbond Student Loan Trust 2020-AGS A, 1.980%, 08/25/2050	40,999	0.0
38,262	(2)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	38,357	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

40,048	(2)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	38,996	0.0
100,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	98,328	0.1
80,017	(2)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	76,654	0.0
45,638	(2)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	45,944	0.0
42,597	(2)	Sofi Professional Loan Program 2018-D A2FX Trust, 3.600%, 02/25/2048	42,684	0.0
87,400	(2)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	85,674	0.1
			578,057	0.2

	Total Asset-Backed Securities
	(Cost $10,797,098)		10,595,458	3.0

SOVEREIGN BONDS: 0.7%
145,500	(8)	Argentine Republic Government International Bond, 0.500% (Step Rate @ 0.750% on 07/09/2023), 07/09/2030	49,108	0.0
8,843		Argentine Republic Government International Bond, 1.000%, 07/09/2029	3,043	0.0
225,000		Brazilian Government International Bond, 3.875%, 06/12/2030	207,821	0.1
200,000		Brazilian Government International Bond, 4.625%, 01/13/2028	200,885	0.1
200,000		Colombia Government International Bond, 3.125%, 04/15/2031	169,600	0.0
150,000		Dominican Republic International Bond, 4.875%, 09/23/2032	136,126	0.0
225,000		Egypt Government International Bond, 7.625%, 05/29/2032	204,417	0.1
225,000		Export-Import Bank of India, 2.250%, 01/13/2031	193,516	0.1
200,000	(2)	Hungary Government International Bond, 2.125%, 09/22/2031	181,568	0.0
200,000		Mexico Government International Bond, 3.500%, 02/12/2034	186,398	0.1
200,000		Republic of South Africa Government International Bond, 4.850%, 09/30/2029	196,048	0.1
150,000	(2)	Romanian Government International Bond, 3.625%, 03/27/2032	141,985	0.0
275,000		Saudi Government International Bond, 2.250%, 02/02/2033	253,619	0.1
200,000		Turkey Government International Bond, 4.875%, 10/09/2026	180,908	0.0
80,000		Turkey Government International Bond, 7.375%, 02/05/2025	81,224	0.0

	Total Sovereign Bonds
	(Cost $2,528,437)		2,386,266	0.7

			Value	Percentage of Net Assets
PURCHASED OPTIONS (9): 0.0%
	Total Purchased Options
	(Cost $80,964)		56,481	0.0

	Total Long-Term Investments
	(Cost $325,287,760)		359,055,817	100.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
		Commercial Paper: 0.6%
2,000,000		Auto Zone, 0.560%, 04/05/2022
		(Cost $1,999,867)	1,999,846	0.6

		Repurchase Agreements: 2.3%
2,070,912	(10)	Bank of America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $2,070,929, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $2,112,330, due 02/01/36-03/01/52)	2,070,912	0.6
2,070,900	(10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $2,070,916, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,112,318, due 04/25/22-12/20/71)	2,070,900	0.5

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

52,307	(10)	Citibank N.A., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $52,307, collateralized by various U.S. Government Securities, 0.000%-7.125%, Market Value plus accrued interest $53,353, due 04/07/22-02/15/50)	52,307	0.0
2,070,912	(10)	MUFG Securities America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $2,070,929, collateralized by various U.S. Government Agency Obligations, 1.920%-4.500%, Market Value plus accrued interest $2,112,330, due 12/01/28-03/01/52)	2,070,912	0.6
2,070,912	(10)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $2,070,929, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $2,112,330, due 04/26/22-03/20/52)	2,070,912	0.6

	Total Repurchase Agreements
	(Cost $8,335,943)		8,335,943	2.3

		Certificates of Deposit: 0.4%
1,300,000		Mitsubishi UFJ Trust and Banking Corp., 0.220%, 04/04/2022
		(Cost $1,299,990)	1,299,982	0.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.2%
259,000	(10),(11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%	259,000	0.0
259,000	(10),(11)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.250%	259,000	0.1
259,000	(10),(11)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.230%	259,000	0.1
	Total Mutual Funds
	(Cost $777,000)		777,000	0.2

	Total Short-Term Investments
	(Cost $12,412,800)		12,412,771	3.5

	Total Investments in Securities (Cost $337,700,560)		$371,468,588	103.9
	Liabilities in Excess of Other Assets		(13,946,319)	(3.9)
	Net Assets		$357,522,269	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Variable rate security. Rate shown is the rate in effect as of March 31, 2022.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Represents or includes a TBA transaction.
(8)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of March 31, 2022.
(9)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of March 31, 2022.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$9,513,956	$1,320,985	$–	$10,834,941
Consumer Discretionary	14,372,075	2,550,868	–	16,922,943
Consumer Staples	6,800,349	2,655,656	–	9,456,005
Energy	4,899,992	1,116,584	–	6,016,576
Financials	14,339,064	4,951,322	–	19,290,386
Health Care	16,104,572	3,783,189	–	19,887,761
Industrials	10,361,169	4,150,847	–	14,512,016
Information Technology	32,685,469	2,306,038	–	34,991,507
Materials	3,367,668	2,820,386	–	6,188,054
Real Estate	4,341,767	835,012	–	5,176,779
Utilities	3,705,640	870,985	–	4,576,625
Total Common Stock	120,491,721	27,361,872	–	147,853,593
Exchange-Traded Funds	100,711,907	–	–	100,711,907
Mutual Funds	11,042,395	–	–	11,042,395
Preferred Stock	–	264,480	–	264,480
Purchased Options	–	56,481	–	56,481
Corporate Bonds/Notes	–	34,767,498	–	34,767,498
Collateralized Mortgage Obligations	–	12,740,398	–	12,740,398
Asset-Backed Securities	–	10,595,458	–	10,595,458
U.S. Government Agency Obligations	–	16,051,562	–	16,051,562
Commercial Mortgage-Backed Securities	–	7,587,934	–	7,587,934
Sovereign Bonds	–	2,386,266	–	2,386,266
U.S. Treasury Obligations	–	14,997,845	–	14,997,845
Short-Term Investments	777,000	11,635,771	–	12,412,771
Total Investments, at fair value	$233,023,023	$138,445,565	$–	$371,468,588
Other Financial Instruments+
Centrally Cleared Swaps	–	12,730	–	12,730
Forward Foreign Currency Contracts	–	1,010	–	1,010
Futures	99,394	–	–	99,394
Total Assets	$233,122,417	$138,459,305	$–	$371,581,722
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(11,137)	$–	$(11,137)
Forward Foreign Currency Contracts	–	(19,102)	–	(19,102)
Futures	(842,769)	–	–	(842,769)
Written Options	–	(32,311)	–	(32,311)
Total Liabilities	$(842,769)	$(62,550)	$–	$(905,319)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Local Currency Debt Fund - Class P	$804,693	$9,170	$-	$(38,152)	$775,711	9,170	$-	$-
Voya Floating Rate Fund - Class P	1,691,934	17,891	-	(24,456)	1,685,369	17,891	-	-
Voya High Yield Bond Fund - Class P	32,911,489	2,168,702	(29,171,533)	(1,962,485)	3,946,173	43,010	1,025,942	-
Voya Short Term Bond Fund - Class R6	4,762,230	17,726	-	(144,814)	4,635,142	17,726	-	-
	$40,170,346	$2,213,489	$(29,171,534)	$(2,169,906)	$11,042,395	$87,797	$1,025,942	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 769	PHP 40,551	Barclays Bank PLC	04/29/22	$(13)
USD 76,011	MYR 317,909	Barclays Bank PLC	04/29/22	661
USD 26,790	HUF 9,282,257	Barclays Bank PLC	04/29/22	(1,064)
USD 42,173	COP 160,078,860	Barclays Bank PLC	05/06/22	(74)
USD 84,554	IDR 1,219,102,102	BNP Paribas	04/29/22	(356)
USD 71,353	THB 2,370,100	Citibank N.A.	04/29/22	64
USD 25,417	PEN 94,617	Citibank N.A.	05/06/22	(233)
USD 21,256	RON 96,559	Goldman Sachs International	04/29/22	(288)
USD 10,645	TRY 167,972	Goldman Sachs International	04/29/22	(574)
USD 72,792	BRL 373,929	HSBC Bank USA N.A.	05/06/22	(5,049)
USD 186	ILS 606	JPMorgan Chase Bank N.A.	04/29/22	(4)
USD 65,497	PLN 288,089	JPMorgan Chase Bank N.A.	04/29/22	(2,904)
USD 86,437	MXN 1,820,970	JPMorgan Chase Bank N.A.	05/06/22	(4,599)
USD 34,966	CZK 807,548	Morgan Stanley Capital Services LLC	04/29/22	(1,520)
USD 91,597	CNY 581,089	Morgan Stanley Capital Services LLC	04/29/22	229
USD 62,425	ZAR 950,629	Morgan Stanley Capital Services LLC	04/29/22	(2,424)
CLP 1,515,016	USD 1,858	Morgan Stanley Capital Services LLC	05/06/22	56
				$(18,092)

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the following futures contracts were outstanding for Voya Balanced Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	28	06/13/22	$6,892,900	$(7,943)
U.S. Treasury 2-Year Note	23	06/30/22	4,874,203	(35,362)
U.S. Treasury 5-Year Note	45	06/30/22	5,160,938	(127,900)
U.S. Treasury Long Bond	14	06/21/22	2,100,875	(63,368)
U.S. Treasury Ultra Long Bond	21	06/21/22	3,719,625	(124,409)
			$22,748,541	$(358,982)
Short Contracts:
MSCI EAFE Index	(34)	06/17/22	(3,645,480)	(192,329)
MSCI Emerging Markets Index	(63)	06/17/22	(3,545,325)	(291,458)
U.S. Treasury 10-Year Note	(19)	06/21/22	(2,334,625)	30,546
U.S. Treasury Ultra 10-Year Note	(18)	06/21/22	(2,438,438)	68,848
			$(11,963,868)	$(384,393)

At March 31, 2022, the following centrally cleared credit default swaps were outstanding for Voya Balanced Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 37, Version 1	Sell	5.000	12/20/26	USD	1,374,800	$86,719	$10,533
						$86,719	$10,533

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	Payments received quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	2.109%	Annual	05/06/32	USD	219,000	$(104)	$(104)
Pay	1-day Secured Overnight Financing Rate	Annual	2.161	Annual	05/06/32	USD	124,300	520	520
Pay	1-day Secured Overnight Financing Rate	Annual	2.212	Annual	05/06/32	USD	124,300	1,089	1,089
Receive	1-day Secured Overnight Financing Rate	Annual	2.041	Annual	04/18/32	USD	101,500	588	588
Receive	1-day Secured Overnight Financing Rate	Annual	2.171	Annual	04/18/32	USD	105,000	(633)	(633)
Receive	1-day Secured Overnight Financing Rate	Annual	2.206	Annual	04/18/32	USD	186,100	(1,702)	(1,702)
Receive	1-day Secured Overnight Financing Rate	Annual	2.146	Annual	05/06/32	USD	186,696	(525)	(525)
Receive	1-day Secured Overnight Financing Rate	Annual	2.150	Annual	05/06/32	USD	186,304	(592)	(592)
Receive	1-day Secured Overnight Financing Rate	Annual	2.275	Annual	05/06/32	USD	244,800	(3,540)	(3,540)
Receive	1-day Secured Overnight Financing Rate	Annual	2.306	Annual	05/06/32	USD	234,000	(4,041)	(4,041)
								$(8,940)	$(8,940)

At March 31, 2022, the following OTC purchased foreign currency options were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD	210,000	$10,416	$7,736
Call JPY vs. Put USD	Standard Chartered Bank	02/27/25	107.500	USD	210,000	10,539	7,736
Call USD vs. Put AUD	Goldman Sachs International	06/15/22	0.674	USD	6,102,000	39,054	9,653
Call USD vs. Put JPY	BNP Paribas	02/27/25	107.500	USD	210,000	10,416	15,678
Call USD vs. Put JPY	Standard Chartered Bank	02/27/25	107.500	USD	210,000	10,539	15,678
						$80,964	$56,481

At March 31, 2022, the following OTC written foreign currency options were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value
Call USD vs. Put AUD	Goldman Sachs International	04/13/22	0.710	USD	3,051,000	$23,601	$(805)
						$23,601	$(805)

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the following OTC written interest rate swaptions were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(1)	BNP Paribas	Pay	2.230%	1-day Secured Overnight Financing Rate	04/29/22	USD	302,000	$3,609	$(4,673)
Call on 10-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Pay	2.296%	1-day Secured Overnight Financing Rate	04/28/22	USD	302,000	3,935	(5,851)
Put on 10-Year Interest Rate Swap(2)	Bank of America N.A.	Receive	2.010%	1-day Secured Overnight Financing Rate	04/14/22	USD	603,000	5,759	(8,154)
Put on 10-Year Interest Rate Swap(2)	BNP Paribas	Receive	2.230%	1-day Secured Overnight Financing Rate	04/29/22	USD	302,000	3,609	(2,060)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Receive	2.000%	1-day Secured Overnight Financing Rate	04/20/22	USD	603,000	6,033	(9,326)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Receive	2.296%	1-day Secured Overnight Financing Rate	04/28/22	USD	302,000	3,935	(1,442)
								$26,880	$(31,506)

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $338,595,862.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$44,765,816
Gross Unrealized Depreciation	(12,590,786)
Net Unrealized Appreciation	$32,175,030